                                                         -------------------
As filed with the Securities and Exchange Commission       OMB APPROVAL
on September 11, 2008
                                                          -------------------
                                                          -------------------
Registration No. 333-152581                              OMB Number:3235-0336
                                                         Expires March 31, 2008
                                                         Estimated average
                                                         burden
                                                         hours per response
                                                         1312.9
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

PRE-EFFECTIVE AMENDMENT NO.      2                                      / X /

POST-EFFECTIVE AMENDMENT NO. __                                         /    /

               OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
                Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
                   (Address of Principal Executive Offices)

                                 303-768-3200
                (Registrant's Area Code and Telephone Number)

                             Robert G. Zack, Esq.
                  Executive Vice President & General Counsel
                            OppenheimerFunds, Inc.
                Two World Financial Center-225 Liberty Street
                           New York, New York 10148
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered:  Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer Quest International Value Fund, Inc.  No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section
8(a), may determine.

     This Pre-Effective  Amendment is being filed to update Parts A, B and C for the purpose of incorporating changes made to the Registration Statement that was previously  filed with the  Commission in connection  with the proposed  merger, including filing as exhibits the signed Independent Registered Public Accounting
Firm's  consent,  the opinion and consent of counsel,  and the power of attorney relating to this filing.

                     OPPENHEIMER INTERNATIONAL VALUE FUND
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.225.5677

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON NOVEMBER 7, 2008

To the Shareholders of Oppenheimer International Value Fund:

      Notice is hereby given that a Special Meeting of the Shareholders of
Oppenheimer International Value Fund ("International Value Fund"), a
registered open-end management investment company, will be held at 6803 South
Tucson Way, Centennial, Colorado 80112 at 1:30 p.m., Mountain Time, on
November 7, 2008, or any adjournments thereof (the "Meeting"), for the following purposes:

1.    To approve an Agreement and Plan of Reorganization between
       International Value Fund and Oppenheimer Quest International Value
       Fund, Inc. ("Quest International Value Fund"), and the transactions contemplated thereby, including: (a) the transfer of substantially all the assets of International Value Fund to Quest International Value
       Fund in exchange for Class A, Class B, Class C, Class N and Class Y shares of Quest International Value Fund; (b) the distribution of shares of Quest International Value Fund to the corresponding Class A,
       Class B, Class C, Class N and Class Y shareholders of International
       Value Fund in complete liquidation of International Value Fund; and
       (c) the cancellation of the outstanding shares of International Value
       Fund (all of the foregoing being referred to as the "Proposal"); and

2.    To act upon such other matters as may properly come before the Meeting.

      Shareholders of record at the close of business on July 9, 2008 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Trustees of International Value Fund recommends a vote in favor of the Proposal.

            YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.
                        WE URGE YOU TO VOTE PROMPTLY.
                           YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
September 17, 2008
___________________________________________________________________________
                    PLEASE VOTE THE ENCLOSED PROXY TODAY.
          YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

               OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.225.5677

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                           Dated September 17, 2008

                      SPECIAL MEETING OF SHAREHOLDERS OF
                     OPPENHEIMER INTERNATIONAL VALUE FUND
                        to be held on November 7, 2008

                         Acquisition of the Assets of
                     OPPENHEIMER INTERNATIONAL VALUE FUND
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.225.5677

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
               OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

      This combined Prospectus and Proxy Statement solicits proxies from the shareholders of Oppenheimer International Value Fund ("International Value
Fund"), an open-end management investment company, to be voted at a Special
Meeting of Shareholders (the "Meeting") to approve the Agreement and Plan of
Reorganization (the "Reorganization Agreement") and the transactions contemplated thereby (the "Reorganization") between International Value Fund and Oppenheimer Quest International Value Fund, Inc. ("Quest International
Value Fund"), an open-end management investment company. This combined
Prospectus and Proxy Statement constitutes the Prospectus of Quest
International Value Fund and the Proxy Statement of International Value Fund
filed on Form N-14 with the Securities and Exchange Commission ("SEC"). If shareholders of International Value Fund vote to approve the Reorganization
Agreement and the Reorganization, substantially all of the assets of
International Value Fund will be transferred to Quest International Value
Fund in exchange for shares of Quest International Value Fund and the assumption of certain liabilities, if any, described in the Reorganization
Agreement.  The Meeting will be held at the offices of OppenheimerFunds, Inc.
(the "Manager") at 6803 South Tucson Way, Centennial, Colorado 80112 on
November 7, 2008, at 1:30 p.m., Mountain Time. The Board of Trustees of
International Value Fund is soliciting these proxies on behalf of
International Value Fund. This combined Prospectus and Proxy Statement will first be sent to shareholders on or about September 17, 2008.

      If the shareholders of International Value Fund vote to approve the
Reorganization Agreement and the Reorganization, shareholders will receive:
Class A shares of Quest International Value Fund equal in value to the value as of the "Valuation Date," which is the business day preceding the Closing
Date (as such term is defined in the Reorganization Agreement attached hereto as Exhibit A) of the Reorganization, of their Class A shares of International
Value Fund; Class B shares of Quest International Value Fund equal in value to the value as of the Valuation Date of their Class B shares of
International Value Fund; Class C shares of Quest International Value Fund equal in value to the value as of the Valuation Date of their Class C shares of International Value Fund; Class N shares of Quest International Value Fund equal in value to the value as of the Valuation Date of their Class N shares of International Value Fund; and Class Y shares of Quest International Value
Fund equal in value to the value as of the Valuation Date of their Class Y shares of International Value Fund.  International Value Fund will subsequently be dissolved.

      This combined Prospectus and Proxy Statement gives information about the Class A, Class B, Class C, Class N and Class Y shares of Quest
International Value Fund that you should know before investing. You should retain it for future reference. A Statement of Additional Information, dated
September 17, 2008, relating to the Reorganization, has been filed with the
SEC as part of the Registration Statement on Form N-14 (the "Registration
Statement") and is incorporated herein by reference. You may receive a free copy by writing to OppenheimerFunds Services (the "Transfer Agent") at P.O.
Box 5270, Denver, Colorado 80217, by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.
The Prospectus of Quest International Value Fund dated February 28, 2008, as supplemented July 1, 2008, is enclosed herewith and considered a part of this combined Prospectus and Proxy Statement.  It is intended to provide you with information about Quest International Value Fund.  For more information regarding Quest International Value Fund, in addition to its Prospectus, see the Statement of Additional Information dated February 28, 2008, as supplemented April 28, 2008, May 12, 2008 and July 1, 2008, the annual report dated November 30, 2007, which includes audited financial statements of Quest
International Value Fund for the 12-month period ended November 30, 2007 and management's discussion of fund performance, and the semi-annual report dated
May 31, 2008, which includes unaudited financial statements of Quest
International Value Fund.  These documents have been filed with the SEC and are incorporated herein by reference.

      For more information regarding International Value Fund, see the
Prospectus of International Value Fund dated August 27, 2008.  In addition to its Prospectus, see the Statement of Additional Information of International
Value Fund dated August 27, 2008, and the annual report of International
Value Fund dated April 30, 2008, which includes audited financial statements of International Value Fund for the 12-month period ended April 30, 2008 and management's discussion of fund performance.  These documents have been filed with the SEC and are incorporated herein by reference.

      You may receive a free copy of these documents by writing to the
Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.
This combined Prospectus and Proxy Statement is dated September 17, 2008.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                        Page

Synopsis................................................................
   What am I being asked to vote on?....................................
   What are the general tax consequences of the Reorganization?.........
   How do the investment objectives and policies of the Funds compare?..
   What are the fees and expenses of each Fund and what are
   they expected to be after the Reorganization?........................
   What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?..........................
   How have the Funds performed?........................................

How do the Account Features and Shareholder Services for the Funds Compare?
      Purchases, Redemptions and Exchanges..............................
      Dividends and Distributions.......................................
      Other Shareholder Services........................................

How do the Principal Risks of Investing in the Funds Differ?............

Information About the Reorganization....................................
   How will the Reorganization be carried out? .........................
   Who will pay the expenses of the Reorganization? ....................
   What are the tax consequences of the Reorganization? ................

Reasons for the Reorganization..........................................
   Board Considerations ................................................
   What should I know about Class A, Class B, Class C, Class N and Class Y Shares of Quest International Value Fund?................

What are the Fundamental Investment Restrictions of the Funds?..........

Other Comparisons Between the Funds.....................................
      Management of the Funds...........................................
      Investment Management and Fees....................................
      Distribution Services.............................................
      Transfer Agency and Custody Services..............................
      Shareholder Rights................................................

Voting Information .....................................................
   How do I vote? ......................................................
   Who is Entitled to Vote and How are Votes Counted?...................
   Quorum and Required Vote.............................................
   Solicitation of Proxies..............................................
   Revoking a Proxy.....................................................
   What other matters will be voted upon at the Meeting?................

Additional Information About the Funds..................................
   Householding of Reports to Shareholders and Other Fund Documents.....
   Principal Shareholders...............................................

Exhibit A:  Agreement and Plan of Reorganization between Oppenheimer
   International Value Fund and Oppenheimer Quest International Value Fund
Exhibit B:  Principal Shareholders......................................

Enclosures:
   Prospectus of Oppenheimer Quest International Value Fund dated February
   28, 2008, as supplemented July 1, 2008.

                                   SYNOPSIS

      This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined Prospectus and Proxy Statement and by the Reorganization Agreement
which is attached as Exhibit A. Shareholders should carefully review this
Prospectus and Proxy Statement and the Reorganization Agreement in their entirety and the Prospectus of Quest International Value Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

      You are being asked by the Board of Trustees (the "Board") of
International Value Fund to approve the reorganization of your Fund,
International Value Fund, with and into Quest International Value Fund (each individually a "Fund" and collectively the "Funds").  If shareholders of
International Value Fund approve the Reorganization, substantially all of the assets of International Value Fund will be transferred to Quest International
Value Fund, in exchange for an equal value of shares of Quest International
Value Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement. The shares of Quest International Value Fund will then be distributed to International Value Fund shareholders, and
International Value Fund will subsequently be liquidated. If the
Reorganization is approved by shareholders of International Value Fund, you will no longer be a shareholder of International Value Fund, and, instead, will become a shareholder of Quest International Value Fund.  This exchange will occur on the Closing Date (as such term is defined in the Reorganization
Agreement) of the Reorganization.

      Approval of the Reorganization means that as a shareholder in
International Value Fund, you will receive Class A, Class B, Class C, Class N or Class Y shares of Quest International Value Fund, as the case may be, equal in value to the value of the net assets of your International Value
Fund shares transferred to Quest International Value Fund on the Closing
Date.  The shares you receive will be issued at net asset value ("NAV")
without a sales charge and will not be subject to any additional contingent deferred sales charge ("CDSC").  However, any CDSC that applies to
International Value Fund shares as of the date of the exchange will carry over to Quest International Value Fund shares received in the Reorganization.

      In considering whether to approve the Reorganization, you should consider, among other things:

     (i) The number of  similarities  (as well as any  differences)  between the
Funds (as discussed  herein) and the relative  advantages and  disadvantages  of each Fund.

     (ii) That the  Reorganization  would allow you the ability to continue your investment  in a fund  that  closely  resembles  the  investment  style you were seeking when you invested in International Value Fund.

      International Value Fund is an open-end, diversified management investment company organized as a Massachusetts business trust in May 2003.
 Quest International Value Fund is an open-end, diversified management investment company organized as a Maryland corporation in April 1990.
 International Value Fund commenced operations on August 1, 2003.  Quest
 International Value Fund commenced operations on July 2, 1990.  As of May 31,
 2008, International Value Fund had approximately $227 million in net assets, and Quest International Value Fund had approximately $949 million in net assets.

      Shareholders of International Value Fund are expected to realize a number of benefits from the proposed Reorganization.  If the Reorganization is approved, shareholders of International Value Fund could be expected to benefit from the future economies of scale associated with a larger fund as a result of the combined assets realizing a lower management fee breakpoint than each Fund's assets would realize individually.  Furthermore, shareholders would get the benefit of lower operating expenses with a larger fund, resulting in your paying lower expenses as a shareholder of Quest
 International Value Fund.  Also, although the performance of International
 Value Fund and Quest International Value Fund is substantially similar,
 Quest International Value Fund has a longer performance track record.(1)
 The Manager believes the sales prospects for International Value Fund are not as strong as the prospects for Quest International Value Fund which has a larger asset base and a longer track record, which generally enhance the
 Fund's visibility, driving sales and assets, in turn enhancing possibilities for benefits from economies of scale.  Moreover, the Funds have similar investment objectives and portfolio investments, therefore shareholders who originally purchased shares of International Value Fund will continue to have the benefit of owning shares of a substantially similar fund.
 Additionally, the Manager is the investment adviser to both Funds and employs the same portfolio manager to manage both Funds, which results in duplicative efforts with respect to tracking portfolio positions, compliance with investment limits, preparation of reports and other administrative functions.  As a result, the Manager believes that merging the two Funds also will allow the portfolio manager and his team to focus on managing one larger fund rather than two smaller but similar funds.  (See the discussion in "Reasons for the Reorganization" beginning on page 31 for more details.)

      The Board of Trustees of International Value Fund reviewed and discussed with the Manager and the Board's independent legal counsel the proposed Reorganization. Information with respect to, but not limited to, each Fund's respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size, was also considered by the Board of International Value Fund.

      Based on the considerations discussed above and the reasons more fully described under "Reasons for the Reorganization" (beginning on page 31), together with other relevant factors and information, at meetings held on May
29, 2008, and June 19, 2008, the Board of Trustees of International Value Fund
concluded that the Reorganization would be in the best interests of shareholders of International Value Fund and that the Fund would not experience any dilution as a result of the Reorganization.  The Board of Trustees of
International Value Fund voted to approve the proposed Reorganization and to recommend that shareholders approve the proposed Reorganization.

      The proposed Reorganization was also approved by the Board of Directors of Quest International Value Fund following meetings held on June 2 and June
16, 2008.

(1) While part of that record was earned while the Fund was managed by OpCap
Advisors, the Fund is required under SEC rules to quote that record when quoting performance data (with appropriate explanation).

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                   TO APPROVE THE REORGANIZATION AGREEMENT

What are the general tax consequences of the Reorganization?

      It is expected that shareholders of International Value Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Quest International Value Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences.

      For federal income tax purposes, the holding period of your
International Value Fund shares will be carried over to the holding period for Quest International Value Fund shares you receive in connection with the
Reorganization. This exchange will occur on the Closing Date of the
Reorganization.

      One of the requirements to qualify as a tax-free reorganization under the Internal Revenue Code is that a significant portion of the assets of
International Value Fund continue to be used by Quest International Value
Fund after the Reorganization.  Due to common holdings in both Funds, it is expected that the assets of International Value Fund will satisfy this requirement.  As a result, prior to the Reorganization, it is not expected to be necessary for International Value Fund to sell portfolio securities that do not conform to the portfolio securities of Quest International Value Fund for purposes of the Reorganization.  However, International Value Fund may
sell securities prior to the Reorganization in the ordinary course of its business as an open-end investment company.

      For further information about the tax consequences of the
Reorganization, please see the section titled "Information About the
Reorganization--What are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

       The chart below compares the Funds' overall investment objectives, investment strategies and other policies.

 -------------------------------------------------------------------------------
        INTERNATIONAL VALUE FUND             QUEST INTERNATIONAL VALUE FUND
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Objectives
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund seeks long-term capital        The Fund seeks long-term capital
 appreciation.                           appreciation.

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Strategies
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund currently invests mainly in    The Fund currently invests mainly in
 common stocks of companies believed by  common stocks of companies believed
 the Manager to be undervalued, that     by the Manager to be undervalued,
 are domiciled outside the United        that are domiciled outside the United
 States or have their primary            States or have their primary
 operations outside the U.S.             operations outside the U.S.

 The Fund does not limit its             The Fund does not limit its
 investments to issuers within a         investments to issuers within a
 specific market capitalization range.   specific market capitalization range.
 At times, the Fund may invest a         At times, the Fund may invest a
 substantial portion of its assets in    substantial portion of its assets in
 a particular capitalization range. For  a particular capitalization range.
 example, the Fund may invest a          For example, the Fund may invest a
 substantial portion of its assets in    substantial portion of its assets in
 stocks issued by small and mid-sized    stocks issued by small and mid-sized
 companies.                              companies.

 The Fund can invest in emerging         The Fund can invest in emerging
 markets as well as developed markets    markets as well as developed markets
 throughout the world, although it may   throughout the world, although it may
 place greater emphasis on investing in  place greater emphasis on investing
 one or more particular regions from     in one or more particular regions
 time to time, such as Europe or Asia.   from time to time, such as Europe or
 It can invest 100% of its assets in     Asia. It can invest 100% of its
 foreign securities. Under normal        assets in foreign securities. Under
 market conditions, the Fund will        normal market conditions, the Fund
 invest at least 80% of its net assets   will invest at least 80% of its net
 (plus borrowings for investment         assets (plus borrowings for
 purposes) in foreign common and         investment purposes) in foreign
 preferred stock of issuers in at least  common and preferred stock of issuers
 five different countries outside the    in at least five different countries
 United States.                          outside the United States.

 The Manager, evaluates investment       The Manager evaluates investment
 opportunities on a company-by-company   opportunities on a company-by-company
 basis. The portfolio manager looks      basis. The portfolio manager looks
 primarily for foreign companies using   primarily for foreign companies using
 a value criteria and a "bottom up"      value criteria and a "bottom up"
 investment approach - that is,          investment approach. A "bottom-up"
 analyzing individual stocks before      investment approach attempts to
 considering the impact of general or    analyze individual stocks before
 industry economic trends. The           considering the impact of general or
 portfolio manager's value criteria      industry economic trends. The
 entails estimating a company's fair     portfolio manager uses value criteria
 value and comparing the estimated fair  to estimate a company's fair value
 value to the company's stock price.     and to compare the estimated fair
 This approach includes fundamental      value to the company's stock price.
 analysis of a company's financial       This approach includes fundamental
 statements, profitability, and          analysis of a company's financial
 management structure. It also includes  statements, profitability, and
 analysis of the company's operations,   management structure. It also
 business strategy, product              includes analysis of the company's
 development, and competitive            operations, business strategy,
 positioning, as well as the industry    product development, and competitive
 and sector of which the issuer is part. positioning, as well as the industry and sector of which the issuer is a
 The portfolio manager monitors          part.
  individual issuers for changes in the
  factors above that may lead to a       The portfolio manager monitors
  decision to sell a security. The       individual issuers for changes in the
  portfolio manager may also sell a      factors above that may lead to a
  security if its share price meets the  decision to sell a security. The
  portfolio manager's targeted price,    portfolio manager may also sell a
  or if the portfolio manager            security if its share price meets the
  determines a new or better investment  portfolio manager's targeted price,
  idea has emerged.                      or if the portfolio manager
                                         determines that a new or better
                                         investment idea has emerged.
 -------------------------------------------------------------------------------
                         Who is the Fund Designed For?
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 The Fund is designed primarily for      The Fund is designed for investors
 investors seeking capital appreciation  seeking capital appreciation over the in their investment over the long term  long term. Those investors should be
 from a fund that normally has           willing to assume the risk of
 substantial foreign investment.  Those  short-term share price fluctuations
 investors should be willing to assume   that are typical for a fund
 the greater risks of share price        emphasizing investments in foreign
 fluctuations that are typical for an    equity securities. Since the Fund's
 aggressive fund focusing on stock       income level will fluctuate, it is
 investments, and the special risks of   not designed for investors needing
 investing in both emerging and          current income. Because of its focus
 developed foreign countries. The Fund   on long-term growth, the Fund may be
 does not seek current income and the    appropriate for a portion of an
 income from investments will be likely  investor's retirement plan. The Fund
 be small, so it is not designed for     is not a complete investment program.
 investors needing income. Because of
 its focus on long-term capital
 appreciation, the Fund may be
 appropriate for some portion of a
 retirement plan investment for
 investors with a high risk tolerance.
 The Fund is not a complete investment
 program.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                    Manager
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 OppenheimerFunds, Inc.                  OppenheimerFunds, Inc.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                               Portfolio Managers
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Dominic Freud                           Dominic Freud
 -------------------------------------------------------------------------------

      As shown in the chart above, the Funds' investment objectives focus on long term capital appreciation and for each Fund, the portfolio manager evaluates investment opportunities on a company-by-company basis, looking primarily for foreign companies using value criteria and a "bottom up"
investment approach.  Both Funds invest mainly in common stocks of companies believed by the Manager to be undervalued, and that are domiciled outside the
United States or have their primary operations outside the U.S.

      As of May 31, 2008, 98.96% of International Value Fund's portfolio consisted of equities and 0.62% consisted of cash and cash equivalents.  As of May 31, 2008, 95.82% of Quest International Value Fund's portfolio consisted of equities and 3.73% consisted of cash and cash equivalents.  Each
Fund's portfolio was allocated across the following sectors*:

---------------------------------------------------------------------------------
                                    International Value    Quest International
              SECTOR                  Fund Allocation     Value Fund Allocation
                                      (as of 5/31/08)        (as of 5/31/08)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Consumer Discretionary               23.60%                 22.65%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Financials                           21.75%                 21.34%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Industrials                          11.03%                 10.87%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Information Technology               9.80%                  9.33%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Energy                               8.43%                  8.28%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Telecommunication Services           7.42%                  7.05%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Health Care                          6.42%                  6.19%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Consumer Staples                     6.04%                  5.86%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Materials                            3.96%                  3.82%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
o     Utilities                            0.76%                  0.74%
---------------------------------------------------------------------------------

* Unaudited

What are the fees and  expenses of each Fund and what are they  expected to be after the Reorganization?

      Each Fund pays a variety of expenses directly for management of its assets, administration and/or distribution of shares and other services.
Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share. Shareholders pay these expenses indirectly.
Shareholders pay other expenses directly, such as sales charges.

      The tables below reflect the current contractual management fee schedule for each of the Funds and the "pro forma" management fee schedule for the surviving Quest International Value Fund upon the successful completion of the Reorganization.  The tables are provided to help you understand and compare the fees and expenses of investing in shares of each
Fund. The pro forma fees and expenses of the surviving Quest International
Value Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

      "Other Expenses" in the tables include transfer agent fees, custodial fees, and accounting and legal expenses that each Fund pays.  Except for the expenses for Class Y shares of Quest International Value Fund, which are estimated, the "Other Expenses" in the tables are based on, among other things, the fees each Fund would have paid if the Transfer Agent had not waived a portion of its fee under a voluntary undertaking to the Funds to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. For each Fund, that undertaking may be amended or withdrawn at any time.

      Currently, the Manager has voluntarily agreed to waive fees and/or reimburse International Value Fund for certain expenses so that the Total
Fund Operating Expenses for that Fund will not exceed 1.70% for Class A shares, 2.45% for Class B and Class C shares, 1.95% for Class N shares and
1.45% for Class Y shares.  After giving effect to the expense limitation provisions the actual Total Fund Operating Expenses were the same as shown in the table for Class A, B, C and Y shares because the expenses caps were not exceeded for the 12 month period ending May 31, 2008.  For Class N shares, after voluntary waivers and expense reimbursements "Other Expenses" and
"Total Fund Operating Expenses" were 0.74 and 2.07%. Effective July 1, 2008, the Manager has voluntarily undertaken to waive a portion of the Fund's management fee so that the effective management fee rate for International
Value Fund will not exceed the combined effective management fee and administrative fee rates of Quest International Value Fund measured as of the last business day of the prior month.  These voluntary undertakings may be withdrawn or amended by the Manager at any time.  Other than the voluntary undertaking to the Quest International Value Fund to limit the transfer agent fees to 0.35% as noted above, there are no other voluntary undertakings to waive any other fees.

                       CURRENT AND PRO FORMA FEE TABLES
   For Classes A, B, C, N and Y for the 12-month period as of May 31, 2008

------------------------------------------------------------------------------
  Fee and Expense Comparison  International        Quest        International Value
                                                                    Fund/Quest
                                                                International Value
      (Class A shares)                                                 Fund
                                Value Fund     International         Combined
                                                 Value Fund     Pro Forma Expenses
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load)       5.75%            5.75%               5.75%
on purchases (as a % of
offering price)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a % of
the lower of the original        None(1)          None(1)             None(1)
offering price or
redemption proceeds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Redemption Fee (as a
percentage of total               2.00%            2.00%               2.00%
redemption proceeds)(5)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Management Fee                    0.85%            0.59%               0.59%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Administration Fee                0.00%            0.20%               0.19%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Distribution and/or Service       0.23%            0.25%               0.25%
(12b-1) Fees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Other Expenses                    0.27%            0.22%               0.23%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Fund Operating              1.35%            1.26%               1.26%
Expenses
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
         (CLASS B SHARES)      International       Quest        International Value
                                                                    Fund/Quest
                                                                International Value
                                                                       Fund
                                 Value Fund    International         Combined
                                                 Value Fund     Pro Forma Expenses
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Maximum Sales Charge (Load)        None            None               None
 on purchases (as a % of
 offering price)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load) (as a % of the
 lower of the original             5%(2)           5%(2)               5%(2)
 offering price or redemption
 proceeds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Redemption Fee (as a
percentage of total                2.00%           2.00%               2.00%
redemption proceeds)(5)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Annual Fund Operating Expenses (as a percentage of average daily net assets)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Management Fee                    0.85%           0.59%               0.59%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Administration Fee                0.00%           0.20%               0.19%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Distribution and/or Service       1.00%           1.00%               1.00%
 (12b-1) Fees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Other Expenses                    0.40%           0.35%               0.37%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 Total Fund Operating Expenses     2.25%           2.14%               2.15%
-------------------------------------------------------------------------------------

                                                                                International Value
                                                                                Fund/Quest
  (CLASS C SHARES)         International        Quest International Value        International Value
                            Value Fund                Fund                       Fund
                                                                                Combined
                                                                                Pro Forma Expenses
 Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

 Maximum Sales Charge (Load) on       None            None                           None
 purchases (as a % of offering
 price)

 Maximum Deferred Sales Charge
 (Load) (as a % of the lower of
 the original offering price or        1%(3)         1%(3)                           1%(3)
 redemption proceeds)

 Redemption Fee (as a percentage      2.00%          2.00%                           2.00%
 of total redemption proceeds)(5)

Annual Fund Operating Expenses (as a percentage of average daily net assets)

 Management Fee                       0.85%           0.59%                              0.59%

 Administration Fee                   0.00%           0.20%                              0.19%

 Distribution and/or Service          1.00%           1.00%                              1.00%
 (12b-1) Fees

 Other Expenses                       0.29%           0.30%                              0.30%

Total Fund Operating Expenses        2.14%            2.09%                              2.08%

                                                                                  International Value
                                                                                  Fund/Quest
  (CLASS N SHARES)              International        Quest International Value    International Value
                                Value Fund                Fund                    Fund
                                                                                  Combined
                                                                                  Pro Forma Expenses
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None                 None                   None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of
the original offering price or        1%(4)                1%(4)                   1%(4)
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee (as a percentage       2.00%                2.00%                    2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fee                        0.85%                     0.59%               0.59%
---------------------------------------------------------------------------------
Administration Fee                    0.00%                     0.20%               0.19%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service           0.48%                     0.50%               0.50%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.74%                     0.37%               0.38%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         2.07%                     1.66%               1.66%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

                                                                             International Value
                                                                             Fund/Quest
  (CLASS Y SHARES)     International        Quest International Value        International Value
                       Value Fund                Fund                        Fund
                                                                             Combined
                                                                             Pro Forma Expenses
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        None        N/A                            None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of
the original offering price or        None         N/A                           None
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee (as a percentage       2.00%       N/A                            2.00%
of total redemption proceeds)(5)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fee                        0.85%        0.59%                        0.59%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Administration Fee                    0.00%        0.20%                        0.19%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service           0.00%        N/A                          0.00%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                        0.06%       0.04%                         0.06%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Fund Operating Expenses         0.91%       0.83%                        0.84%
---------------------------------------------------------------------------------

     1. A Class A contingent  deferred  sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See
"How to Buy Shares" for details.

     2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

     5. The  redemption  fee  applies to the  proceeds  of Fund  shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their  purchase.  See "How to Sell Shares" for more  information on when the redemption fee will apply.

     6. Class Y shares  will be first  offered  November  13,  2008.  Thus,  the expenses for Class Y are  estimated  for the partial  fiscal year ending May 31,
2009.  Expenses may vary in future  years.  "Other  Expenses"  are  estimates of transfer agent fees,  custodial fees,  accounting fees, and accounting and legal expenses  based on the Manager's  projections of what those expenses will be for the partial fiscal year.

Examples

      The examples below are intended to help you compare the cost of investing in International Value Fund, Quest International Value Fund, and
the surviving Quest International Value Fund after the Reorganization. These examples assume an annual return for each class of 5%, the operating expenses described in the tables above and reinvestment of your dividends and distributions.

      Your actual costs may be higher or lower because expenses will vary over time. For each $10,000 investment, you would pay the following projected expenses if you redeemed your shares after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                           International Value Fund
--------------------------------------------------------------------------------
If shares are              1 Year        3 Years       5 Years      10 Years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $705          $981         $1,276        $2,116
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $731         $1,011        $1,418       $2,170(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $319          $677         $1,161        $2,498
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $312          $655         $1,125        $2,425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $93          $291          $506         $1,125
--------------------------------------------------------------------------------

                           International Value Fund
--------------------------------------------------------------------------------
If shares are not          1 Year        3 Years       5 Years      10 Years
redeemed(4):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $705          $981         $1,276        $2,116
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $231          $711         $1,218       $2,170(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $219          $677         $1,161        $2,498
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $212          $655         $1,125        $2,425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $93          $291          $506         $1,125
--------------------------------------------------------------------------------

                        Quest International Value Fund
--------------------------------------------------------------------------------
If      shares      are    1 Year        3 Years       5 Years      10 Years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $668          $865         $1,078        $1,691
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $719          $977         $1,361       $1,909(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $314          $662         $1,135        $2,446
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $270          $528          $910         $1,981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y(3)                   $85          $266          $462         $1,030
--------------------------------------------------------------------------------

                        Quest International Value Fund
--------------------------------------------------------------------------------
If shares are not          1 Year        3 Years       5 Years      10 Years
redeemed(4):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $668          $865         $1,078        $1,691
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $219          $677         $1,161       $1,909(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $214          $662         $1,135        $2,446
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $170          $528          $910         $1,981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y(3)                   $85          $266          $462         $1,030
--------------------------------------------------------------------------------

   Pro Forma Surviving Quest International Value Fund (Post-Reorganization)
--------------------------------------------------------------------------------
If      shares      are    1 year        3 years       5 years      10 years
redeemed(1):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $697          $954         $1,231        $2,019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $720          $980         $1,367       $1,930(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $313          $658         $1,130        $2,435
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $270          $528          $910         $1,981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y(3)                   $86          $269          $468         $1,041
--------------------------------------------------------------------------------

   Pro Forma Surviving Quest International Value Fund (Post-Reorganization)
--------------------------------------------------------------------------------
If   shares   are   not    1 year        3 years       5 years      10 years
redeemed(4):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $697          $954         $1,231        $2,019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $220          $680         $1,167       $1,930(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $213          $658         $1,130        $2,435
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $170          $528          $910         $1,981
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y(3)                   $86          $269          $468         $1,041
--------------------------------------------------------------------------------

(1.)  In the "If shares are redeemed"  examples,  expenses include the initial sales  charge  for Class A and the  applicable  Class B, Class C and Class N contingent deferred sales charges.
(2.)  Class B expenses  for years 7 through 10 are based on Class A  expenses, since  Class B shares  automatically  convert  to Class A shares  72  months after purchase.
(3.)  Class Y shares will be first  offered  November  13,  2008.   Thus,  the
  examples for Class Y are  estimated  for the partial  fiscal year ending May
  31, 2009.  There is no sales charge on Class Y shares.
(4.)  In the "If  shares  are not  redeemed"  examples,  the Class A  expenses include the initial sales charge,  but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

      Tables showing each Fund's Annual Total  Operating  Expenses and expense cost  examples  for its most  recently  completed  fiscal  year can be  found, respectively,  in the  prospectus  of Quest  International  Value  Fund  dated
February 28, 2008 and the prospectus of International  Value Fund dated August
27, 2008, each of which are incorporated herein by reference

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

      The following tables set forth the existing capitalization (unaudited)
of International Value Fund and Quest International Value Fund as of May 31,
2008, and the pro forma combined capitalization of Quest International Value
Fund as of May 31, 2008, as if the Reorganization had occurred on that date.
--------------------------------------------------------------------------------
International Value Fund    Net Assets          Shares        Net Asset Value
                                             Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class A                  $95,381,669        5,761,635           $16.55
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B                  $15,630,948         959,833            $16.29
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C                  $28,874,312        1,774,321           $16.27
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class N                    $76,982            4,669             $16.49
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class Y                  $86,755,438        5,240,449           $16.55
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                      $226,719,349       13,740,907
-------------------------------------------------------------

--------------------------------------------------------------------------------
Quest International         Net Assets          Shares        Net Asset Value
Value Fund                                   Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class A                  $835,993,543       43,615,612          $19.17
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B                  $34,829,539        1,979,354           $17.60
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C                  $59,196,286        3,385,910           $17.48
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class N                  $17,467,097         925,067            $18.88
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class Y+                      --                --                --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                      $947,486,465       49,905,943
-------------------------------------------------------------

--------------------------------------------------------------------------------
Quest International         Net Assets          Shares        Net Asset Value
Value Fund
(Pro Forma Surviving
Fund)*                                       Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class A                  $931,375,212       48,591,882          $19.17
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B                  $50,460,487        2,867,657           $17.60
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C                  $88,070,598        5,037,463           $17.48
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class N                  $17,544,079         929,144            $18.88
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class Y                  $86,755,438        4,526,221            $19.17
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                     $1,174,205,814      61,952,367
-------------------------------------------------------------

*  Reflects the issuance of 4,976,270 Class A shares,  888,303 Class B shares,
   1,651,553  Class C  shares,  4,077  Class N shares  and  4,526,221  Class Y shares of Quest  International  Value Fund in a tax-free  exchange  for the net assets of International Value Fund, aggregating 12,046,424 shares.
+  Class Y shares of Quest  International Value Fund were not being offered as of May 31, 2008.

How have the Funds performed?

      The following past performance information for each Fund is set forth below: (i) a bar chart showing changes in each Fund's performance for Class A shares from year to year for the last ten calendar years (or less, if applicable) and (ii) tables detailing how the average annual total returns of each Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The past investment performance of either Fund, before and after taxes, is not necessarily an indication of how either Fund will perform in the future.

Annual Total Returns for  International  Value Fund (Class A) as of 12/31 each year

[Graphic bar chart]

--------------------------------------------------------------------------------
          Calendar Year Ended:            Oppenheimer International Value Fund
                                                  Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 28.25%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                 13.61%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 24.19%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/07                                 -0.04%
--------------------------------------------------------------------------------

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2008, through June 30, 2008, the cumulative return (not annualized) before taxes for Class A shares was -19.70%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 16.37% (4th Qtr `04) and the lowest return
(not annualized) before taxes for a calendar quarter was -7.88% (4th Qtr `07).

Annual Total Returns for Quest  International Value Fund (Class A) as of 12/31
each year

[Graphic bar chart]

--------------------------------------------------------------------------------
          Calendar Year Ended:           Oppenheimer Quest International Value
                                                          Fund
                                                  Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/98                                 12.31%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/99                                 24.99%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/00                                 2.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/01                                -14.06%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/02                                -17.71%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/03                                 35.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/04                                 14.10%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/05                                 13.52%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 25.38%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/07                                 -0.08%
--------------------------------------------------------------------------------

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2008, through June 30, 2008, the cumulative return (not annualized) before taxes for Class A shares was -19.44%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 16.48% (2nd Qtr `03) and the lowest return
(not annualized) before taxes for a calendar quarter was -16.27% (3rd Qtr `02).

Prior to August 1, 2003, Quest International Value Fund was named
"Oppenheimer Quest Global Value Fund, Inc." and it operated as a global value fund.  It has since changed its focus to international value equities.
Therefore, the longer term performance of Quest International Value Fund is not based solely on the investment objective and strategies Quest
International Value Fund currently employs.

International Value Fund
-----------------------------------------------------------------
Average Annual Total Returns                        5 Years
for    the    periods    ended                    (or life of
December 31, 2007                  1 Year       class, if less)
-----------------------------------------------------------------
-----------------------------------------------------------------
Class  A   Shares   (inception
8/1/03)                            -5.78%           17.59%
  Return Before Taxes              -6.76%           16.17%
  Return After Taxes on            -3.17%           14.69%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
-----------------------------------------------------------------
Class  B   Shares   (inception     -5.65%           13.31%
5/6/04)
-----------------------------------------------------------------
-----------------------------------------------------------------
Class  C   Shares   (inception     -1.78%           13.99%
5/6/04)
-----------------------------------------------------------------
-----------------------------------------------------------------
Class  N   Shares   (inception     -3.63%             N/A
11/16/07)
-----------------------------------------------------------------
-----------------------------------------------------------------
Class  Y   Shares   (inception      0.23%           12.99%
9/27/05)
-----------------------------------------------------------------
-----------------------------------------------------------------
MSCI World Index (reflects no       9.57%          16.61%(1)
deduction for fees, expenses                       14.92%(2)
or taxes)                                          14.78%(3)
-----------------------------------------------------------------
-----------------------------------------------------------------
MSCI World Index ex U.S.           17.12%          24.41%(1)
(reflects no deduction for                         22.17%(2)
fees, expenses or taxes)                           21.67%(3)
-----------------------------------------------------------------
    (1)From 7/31/03
    (2)From 4/30/04
    (3)From 9/30/05

Quest International Value Fund
------------------------------------------------------------------------------------
Average Annual Total Returns       1 Year                             10 Years
for    the    periods    ended                                      (or life of
December 31, 2007                                   5 Years       class, if less)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class  A   Shares   (inception
7/2/90)                            -5.82%           15.64%             7.69%
  Return Before Taxes              -7.05%           14.34%             6.16%
  Return After Taxes on            -3.26%           13.23%             5.99%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class  B   Shares   (inception     -5.85%           15.71%             7.94%
9/1/93)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class  C   Shares   (inception     -2.06%           15.97%             7.54%
9/1/93)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class  N   Shares   (inception     -1.58%           16.54%             6.98%
3/1/01)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no       11.63%           22.08%           10.26%(1)
deduction for fees, expenses
or taxes)
------------------------------------------------------------------------------------
(1)   From 2/28/01.

For each Fund, the average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for
Class B, the contingent deferred sales charge of 5% (1-year) and 2%
(5-years); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. No performance data is shown for Quest International Value Fund Class Y shares because Class Y shares were not offered for the period ended December 31,
2007.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.

International Value Fund's performance is compared to the Morgan Stanley
Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 countries and the U.S. and the MSCI World
Index ex U.S., an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance.  As of June 2006, the MSCI World Index ex U.S. consisted of 22 developed market country indices.  The indices' performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.
International Value Fund's investments vary from those in the indices.

Quest International Value Fund's performance is compared to the Morgan
Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE)
Index, an unmanaged index of international equity securities. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. Quest International Value Fund's investments vary from those in the index.

Management's Discussion of Quest International Value Fund's Performance

     A discussion of the  performance of Quest  International  Value Fund can be found in its annual report dated November 30, 2007 and semi-annual  report dated
May 31, 2008 which are incorporated herein by reference.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions and Exchanges

      The procedures for purchases, redemptions and exchanges of shares of the Funds are the same. Shares of either Fund may be exchanged for shares of the same class of certain other Oppenheimer funds offering such shares.
Exchange privileges are subject to amendment or termination at any time.

      Both Funds have the same initial and subsequent minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both Funds have a maximum initial sales charge of 5.75% on
Class A shares for purchases of less than $25,000. The sales charge of 5.75%
is reduced for purchases of Class A shares of $25,000 or more. Investors who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge ("CDSC") of up to 1% if the shares are sold within 18 calendar months from the beginning of the calendar month during which they were purchased. Class B shares of the Funds are sold without a front-end sales charge but may be subject to a CDSC upon redemption depending on the length of time the shares are held. The CDSC begins at 5% for shares redeemed in the first year and declines to 1% in the sixth year and is eliminated after that. Class C shares may be purchased without an initial sales charge, but if redeemed within 12 months of buying them, a CDSC of 1% may be deducted. Class N shares are purchased without an initial sales charge, but if redeemed within 18 months of the retirement plan's first purchase of N shares, a CDSC of 1% may be deducted.

      Class A, Class B, Class C, Class N and Class Y shares of Quest
International Value Fund received in the Reorganization will be issued at net asset value, without a sales charge and no CDSC will be imposed on
International Value Fund shares exchanged for Quest International Value Fund shares as a result of the Reorganization. However, any CDSC that applies to
International Value Fund shares as of the date of the exchange will carry over to Quest International Value Fund shares received in the Reorganization.

Dividends and Distributions

      Both Funds intend to declare dividends separately for each class of shares (as applicable) from net investment income. Both Funds intend to declare and pay dividends on an annual basis.  Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Funds have no fixed dividend rate and cannot guarantee that they will pay any dividends or distributions.

      Either Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  However, there can be no assurance that either Fund will pay any capital gains distributions in a particular year.

Other Shareholder Services

      Both Funds also offer the following privileges: (i) the ability to reduce your sales charge on purchases of Class A shares through rights of accumulation or letters of intent, (ii) reinvestment of dividends and distributions at net asset value, (iii) net asset value purchases by certain individuals and entities, (iv) Asset Builder (automatic investment) Plans,
(v) Automatic Withdrawal and Exchange Plans for shareholders who own shares of the Funds valued at $5,000 or more, (vi) AccountLink and PhoneLink arrangements, (vii) exchanges of shares for shares of the same class of certain other funds at net asset value, (viii) telephone and Internet redemption and exchange privileges and (ix) wire redemptions of fund shares
(for a fee). All of such services and privileges are subject to amendment or termination at any time and are subject to the terms of the Funds' respective prospectuses.  For additional information, please see the section in the current Prospectus of Quest International Value Fund titled "ABOUT YOUR
ACCOUNT," provided along with this combined Prospectus and Proxy Statement.

Special Account Features

      When your shares of International Value Fund are exchanged for shares of Quest International Value Fund, any special account features (such as an
Asset Builder Plan or Automatic Withdrawal Plan) selected for your
International Value Fund account will be continued for your new Quest
International Value Fund account (if those features are available for Quest
International Value Fund) unless you instruct the Transfer Agent otherwise.
If you currently own shares in both Funds and have selected the same special account features for each Fund (such as an Automatic Withdrawal Plan for both
Funds) and the accounts have identical account attributes (e.g., account holder's name, address, appropriate bank accounts), the special account feature options you selected for your International Value Fund account will be applied to the special account features selected for your Quest
International Value Fund account, unless you instruct the Transfer Agent otherwise.

HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS DIFFER?

The Funds' Overall Risk and Main Risks of Investing

      Like all investments, an investment in either Fund involves risk.  The risks associated with an investment in each Fund are substantially similar.
There is no assurance that either Fund will meet its investment objective. The achievement of the Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds' investments, investment performance and prices per share. There is also the risk that poor securities selection by the
Manager will cause a Fund to underperform other funds having a similar objective. As an example, the portfolio manager's "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances.  This could cause the Funds to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.  These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The allocation of each Funds' portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. In the OppenheimerFunds spectrum, both International Value
Fund and Quest International Value Fund are generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

      For both International Value Fund and Quest International Value Fund,
the Manager tries to reduce risks by carefully researching securities before they are purchased. The Funds also attempt to reduce their exposure to market risks by diversifying their investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of assets in any one issuer.  Neither Fund concentrates 25% or more of its investments in companies in any one industry.

      An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

      Risks of Investing in Stocks. Because the Funds invest primarily in common stocks of foreign companies, the value of the Funds' holdings will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of particular foreign markets. That volatility is likely to be even greater for stocks issued by small and mid-sized companies, in which the Funds may invest a substantial amount of its assets. Market risk will affect the Funds' net asset values per share, which will fluctuate as the values of the Funds' portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.
Different stock markets may behave differently from each other.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events affecting that industry. To the extent the Fund emphasizes investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Principal Investment Policies

      Stock and Other Equity Investments. The Manager of each Fund invests primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, to seek capital growth. Both Funds can invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. Both Funds can buy securities issued by domestic or foreign companies. Preferred stocks, while a form of equity security, typically have a fixed dividend that may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  The right to payment of dividends on preferred stock generally is subordinate to the rights of the company's debt securities.  Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or noncumulative.

      Foreign Securities.  Both Funds can buy foreign stocks and other equity securities of companies organized under the laws of a foreign country or companies that have more than 50% of their operations or assets abroad, or derive more than 50% of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. Both Funds consider securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts
("ADRs") or similar depository arrangements to be "foreign securities" for purposes of its investment allocations.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the United States or abroad, or other economic or political factors.  These risks could cause the prices of foreign stocks to fall and therefore depress the Fund's share prices.

      Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage"
attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of The New York Stock Exchange (the "NYSE") that day, when a Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Funds' use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board of Directors/Trustees believe to be their fair value, may help deter those activities.

Other Investment Strategies

      To seek its objective, each Fund may also use the investment techniques and strategies described below.  The Funds might not always use all of the different types of techniques and investments described below.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

      Convertible and Debt Securities. While both Funds emphasize investments in common stocks, they can also buy securities convertible into common stock.
A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price according to a price formula. While many convertible securities are debt securities, the Manager considers some of them to be
"equity equivalents" because of their feature allowing them to be converted into common stock. In these cases, their credit rating has less impact on the investment decision than in the case of other debt securities. Convertible securities are subject to credit risk and interest rate risk, discussed below.

      Both Funds may invest in convertible preferred stock.  Some convertible preferred stock with a mandatory conversion feature has a set call price to buy the underlying common stock. If the underlying common stock price is less than the call price, the holder will pay more for the common stock than its market price.  The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment.

     Both Funds can buy  convertible  securities  rated as low as "B" by Moody's
Investor  Services,  Inc.  or Standard  &  Poor's  Rating  Service or having
comparable   ratings  by  other   nationally   recognized   statistical   rating
organizations  (or, if they are unrated,  having a comparable rating assigned by the Manager). Both Funds may also invest in debt securities. The debt securities of both  Funds  may  include  investment-grade  and  non-investment-grade  bonds
(commonly referred to as "junk bonds").  Investment-grade  bonds are bonds rated at least "Baa" by Moody's  Investors  Service,  Inc., at least "BBB" by Standard
&  Poor's  Rating  Service  or by  Fitch,  Inc.,  or  securities  that  have
comparable   ratings  by  another  nationally   recognized   statistical  rating
organization. Those ratings that are below "investment grade" and the securities
(commonly referred to as "junk bonds") are subject to greater risk of default by the issuer than investment-grade securities.

      International Value Fund has a policy of investing not more than 10% of its net assets in debt securities, and to the extent International Value Fund buys debt securities it will focus primarily on investment-grade securities.
Quest International Value Fund does not anticipate that it will invest more than 10% of its net assets in convertible securities or debt securities.

o     Credit Risk.  Convertible and debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Funds' income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Funds' shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. The convertible and debt securities the Funds may invest in, particularly high-yield, lower-grade debt securities are subject to risks of default.
      Lower-grade convertible and debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.

o     Interest Rate Risk. The values of convertible and debt securities are subject to change when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued convertible and debt securities generally rise.  When prevailing interest rates rise, the values of already-issued convertible and debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The
      Funds' share prices can go up or down when interest rates change because of the effect of the changes on the value of the Funds'
      investments in convertible and debt securities.

      Investing in Special Situations. At times International Value Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be "special situations,"
such as mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The International
Value Fund's investment might not produce the expected gains or could incur a loss.

      Investing in Small, Unseasoned Companies. The Funds can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. These securities may have limited liquidity (which means the Funds may have difficulty selling them at an acceptable price when it wants to), and their prices may be very volatile.  Quest International Value Fund can only invest up to 5% of its total assets in these types of securities, while
International Value Fund has no limit.

      Investing in Domestic Securities. The International Value Fund does not expect to invest more than 10% of its total assets under normal market conditions in securities of U.S. issuers. However, it can hold common and preferred stocks of U.S. companies as well as their debt securities, and can also invest in U.S. corporate and government debt securities for defensive and liquidity purposes.  Quest International Value Fund may invest up to 10%
of its total assets in the securities of U.S. issuers.

      Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. International Value Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Quest International Value Fund will not invest more than 10% of its net assets in illiquid or restricted securities, but its Board of Directors can increase that limit to 15%.
Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to these limits. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

   Derivative Investments. Both Funds can use "derivative" investments to seek increased returns or to try to hedge investment risks, although it does not currently use them to a significant degree. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments both Funds might use can be considered "derivative" investments. In addition to using derivatives for hedging, both Funds might use certain derivative investments because they offer the potential for increased value.

o     There are Special Risks in Using Derivative Investments. Markets
 underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. If the issuer of the derivative does not pay the amount due, both Funds can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the
 Manager expected it to perform. If that happens, both Funds' share prices could decline.

 Both Funds have limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause both Funds to lose money on its investments and/or increase the volatility of its share prices. As a result of these risks both Funds could realize less principal or income from the investment than expected and its share prices could fall or each Funds'
 hedge could be unsuccessful. Certain derivative investments held by both
 Funds may be illiquid.

      Hedging. The Funds can buy and sell futures contracts on broadly-based securities indices and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments."  The Funds have limits on their use of hedging instruments and are not required to use them in seeking its investment objective.

      The Funds could hedge for a number of purposes. They might hedge against changes in securities prices, or against changing interest rates.
Buying futures and call options would tend to increase the Funds' exposure to the securities markets. Forward contracts and currency swaps are used to try to manage foreign currency risks on the Funds' foreign investments. Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      There are also special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by a Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      Industry Focus.  Both Funds do not concentrate 25% or more of their total assets in investments in any one industry, although at times the Quest
International Value Fund may increase the relative emphasis of its investments in stocks of companies in a single industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Quest International Value Fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      Money Market Instruments. For liquidity and defensive purposes, the
Quest International Value Fund can also invest in "money market instruments."
These are U.S. Government securities and high-quality corporate debt securities having a remaining maturity of one year or less. They also include commercial paper, other short-term corporate debt obligations, certificates of deposit, bankers' acceptances and repurchase agreements.

      Investing in Other Investment Companies. The Quest International Value
Fund can invest up to 10% of its total assets in shares of other investment companies. It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company). These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company.
Because the Quest International Value Fund would be subject to its ratable share of the other investment company's expenses, the Quest International
Value Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

      Investments in Oppenheimer Institutional Money Market Fund.  Both Funds
can invest their free cash balances in Class E shares of Oppenheimer
Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Funds invest in Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money
Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended the Investment Company Act and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Funds directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money
Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Funds will be subject to its proportional share of the expenses of Oppenheimer
Institutional Money Market Fund's Class E shares, including its advisory fee.
However, the Manager will waive a portion of the Funds' advisory fee to the extent of each Funds' share of the advisory fee paid to the Manager by
Oppenheimer Institutional Money Market Fund.

      Investments by "Funds of Funds." Class Y shares of each Fund are offered as an investment to certain Oppenheimer funds that act as "funds of funds."  Each Funds' Board of Directors/Trustees have approved making each
Funds' shares available as an investment for those funds. Those funds of funds may invest significant portions of their assets in shares of each Fund.
From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investments in each Fund frequently, and may do so on a daily basis during volatile market conditions.  If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance.

      Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, each Fund can invest up to 100% of their assets in investments that may be inconsistent with each Funds' principal investment strategies.
Generally, the Funds' would invest in shares of Oppenheimer Institutional
Money Market Fund or in the types of money market instruments described above or in other short-term U.S. government securities. Each Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of the Funds' shares or the sale of fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent either Fund invests in these securities, it might not achieve its investment objective.

      Loans of Portfolio Securities.  To raise cash for liquidity purposes, the Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by their respective Board of
Directors/Trustees.  The Funds must receive collateral for a loan, and the terms of the letter of credit and the issuing bank must both be satisfactory to the Funds.  These loans are limited to not more than 25% of the value of the Funds' total assets. The Funds currently do not intend to engage in loans of securities, but if they do so, such loans will not likely exceed 5% of each Funds' total assets.

      Portfolio Turnover. A change in the securities held by a fund is known as "portfolio turnover." Although the Funds seek long-term capital appreciation, both may engage in active and frequent trading while trying to achieve their objective.  Increased portfolio turnover creates higher brokerage and transaction costs for the Funds (and may reduce performance).
If the Funds realize capital gains when they sell portfolio investments, they must generally pay those gains out to shareholders, increasing their taxable distributions.

      The following tables show the portfolio turnover rate for each Fund, over the last five fiscal years of that Fund:

---------------------------------------------------------------------------------------

                   Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                    April 30,    April 30,     April 30,     April 30,     April 30,
                      2008          2007         2006          2005          2004*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

International          52%          38%           49%           60%           30%
Value Fund
---------------------------------------------------------------------------------------

 *From inception (8/1/03)-4/30/04

---------------------------------------------------------------------------------------

                   Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                    November   November 30,  November 30,  November 30,  November 30,
                    30, 2007       2006          2005          2004          2003
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

Quest
International
Value Fund            43%           36%          140%           87%          150%
---------------------------------------------------------------------------------------

      The risks described above collectively form the expected overall risk profile, respectively, of each Fund and can affect the value of a Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that either Fund will achieve its investment objective.

                     INFORMATION ABOUT THE REORGANIZATION

      This is only a summary of the Reorganization  Agreement. You should read the Reorganization Agreement, which is attached as Exhibit A.

How will the Reorganization be carried out?

      If the shareholders of International Value Fund approve the
Reorganization Agreement, the Reorganization will take place after various conditions are satisfied by International Value Fund and Quest International
Value Fund, including delivery of certain documents. The Closing Date is presently scheduled for on or about November 14, 2008, and the "Valuation
Date" (which is the business day preceding the Closing Date of the
Reorganization) is presently scheduled for on or about November 13, 2008.

      If the shareholders of International Value Fund vote to approve the
Reorganization Agreement, substantially all of the assets of International
Value Fund will be transferred to Quest International Value Fund in exchange for shares of Quest International Value Fund, and you will receive Class A,
Class B, Class C, Class N or Class Y shares of Quest International Value Fund equal in value to the value as of the Valuation Date of your shares of
International Value Fund.  International Value Fund will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of
International Value Fund will be permanently closed at the close of business on the Valuation Date. Both Funds apply the same portfolio valuation procedures

      Shareholders of International Value Fund who vote their Class A, Class
B, Class C, Class N and Class Y shares in favor of the Reorganization will be electing in effect to redeem their shares of International Value Fund at net asset value on the Valuation Date, after International Value Fund subtracts a cash reserve ("Cash Reserve"), and reinvest the proceeds in Class A, Class B,
Class C, Class N and Class Y shares of Quest International Value Fund at net asset value. The Cash Reserve is an amount retained by International Value
Fund for the payment of International Value Fund's outstanding debts, taxes and expenses of liquidation following the Reorganization.  Quest
International Value Fund is not assuming any debts of International Value
Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the Cash Reserve will be those debts, taxes or expenses of liquidation incurred by International
Value Fund on or before the Closing Date.  International Value Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated in the Reorganization are anticipated to be in the ordinary course of business of International Value Fund's activities.  Following the
Reorganization, International Value Fund shall take all necessary steps to complete its liquidation and affect a complete dissolution of the Fund.

      Under the Reorganization Agreement, either International Value Fund or
Quest International Value Fund may abandon and terminate the Reorganization
Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided, however, that in the event that a party shall terminate this Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the extent permitted by law, the Funds may agree to amend the
Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of International Value
Fund.

Who will pay the expenses of the Reorganization?

      The Manager will be responsible for both Funds' out-of-pocket expenses associated with the Reorganization, including outside legal and accounting fees, the cost of the tax opinion (that the Reorganization will not be taxable to shareholders), and shareholder communication costs.  The Manager has estimated total Reorganization-related costs to be approximately $60,000 for International Value Fund and approximately $25,000 for Quest
International Value Fund.  The Manager has agreed to reimburse the Funds for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Reorganization.

What are the tax consequences of the Reorganization?

      The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal
Revenue Code of 1986, as amended.  Based on certain assumptions and representations received from International Value Fund and Quest
International Value Fund, it is expected to be the opinion of Kramer Levin
Naftalis & Frankel LLP ("tax opinion") that; (i) shareholders of
International Value Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of
Quest International Value Fund; (ii) shareholders of Quest International
Value Fund will not recognize any gain or loss upon receipt of International
Value Fund's assets (iii) and the holding period of Quest International Value
Fund shares received in that exchange will include the period that
International Value Fund shares were held (provided such shares were held as a capital asset on the Closing Date).  In addition, neither Fund is expected to recognize a gain or loss as a direct result of the Reorganization.  Please see the Reorganization Agreement for more details.

      If the tax opinion is not received by the Closing Date, the Fund may still pursue the Reorganization, pending re-solicitation of shareholders and shareholder approval which would delay the reorganization by several months.
Although not likely, in the event the tax opinion is not received, the
Reorganization may not qualify as a tax-free reorganization. On or prior to the Valuation Date, International Value Fund may pay a dividend which would have the effect of distributing to International Value Fund's shareholders all of International Value Fund's investment company taxable income, if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date
(after reduction for any available capital loss carry-forward).  Any such dividends will be included in the taxable income of International Value
Fund's shareholders as ordinary income and capital gain, respectively.  As of
June 30, 2008, International Value Fund is expected to have capital loss carry forwards based on actual investment trading activity through that date.  Based on these amounts, all capital loss carry forwards would be allowed to be assumed by Quest International Value Fund and would not expire unused, provided they are used within the 8 year period allowed for the use of such carry forwards. The amount of any capital loss carry-forwards for purposes of the Reorganization would be calculated at the Closing Date and will depend on the results of investment trading activity through that date.

      You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

                        REASONS FOR THE REORGANIZATION

Board Considerations

      At meetings of the Board of Trustees of International Value Fund, held on May 29, 2008 and June 19, 2008, and meetings of the Board of Directors of
Quest International Value Fund, held on June 2, 2008, and June 16, 2008, the
Boards considered whether to approve the proposed Reorganization on behalf of each Fund and reviewed and discussed with the Manager and the Boards'
independent legal counsel the proposed Reorganization.  Information with respect to, among other things, each Fund's respective investment objective and policies, management fees, distribution fees and other operating expenses, historical performance and asset size also was considered by the
Boards.

      The Board of Trustees of International Value Fund considered the relative smaller size of International Value Fund and the Manager's view that shareholders of International Value Fund could be expected to benefit from the future economies of scale associated with a larger fund as a result of the combined assets realizing a lower management fee breakpoint than each
Fund's assets would realize on its own.  The Board of Directors of Quest
International Value Fund also considered the potential for an increased asset base as part of the Reorganization, where Quest International Value Fund would reach a higher breakpoint in its management fee schedule and see a resulting decrease in the effective management fee rate.

      The Board of Trustees of International Value Fund also considered the fact that while the performance of Quest International Value Fund and
International Value Fund is substantially similar, Quest International Value
Fund has a longer performance track record but most of it was generated when the Fund was advised or sub-advised by OpCap Advisors (a subsidiary of
Oppenheimer Capital).  The Board of Trustees of International Value Fund took into account the fact that for many years Quest International Value Fund operated as a global value fund and it was only in 2003 that it changed its focus to international value equities.  Therefore, the longer term performance of Quest International Value Fund is not based solely on the investment objective and strategies Quest International Value Fund currently employs.

      The Board of Trustees of International Value Fund received information demonstrating that since International Value Fund's inception in 2003, assets have grown more slowly than was expected, and considered that the Fund's distributor, OppenheimerFunds Distributor, Inc. ("OFDI"), does not believe that the sales prospects for International Value Fund are as strong as the prospects for Quest International Value Fund.  OFDI believes that Quest
International Value Fund has the advantage of a larger asset base and a longer track record, which may enhance the Fund's visibility, thereby potentially driving sales and assets.

      The Board of Trustees of International Value Fund considered that the
Funds have the same portfolio manager and received information demonstrating that the Funds are managed in essentially the same way, with substantially similar investment objectives, strategies and risks, and similar portfolio investments, and the Manager's belief that a combined fund could allow the portfolio manager and his analyst teams to focus on managing one larger fund and avoid duplicate efforts.  The Boards further considered the costs savings that could result from the Reorganization, including: (1) the cost savings from the elimination of duplicative efforts with respect to tracking portfolio positions, compliance with investment limits, preparation of reports and other administrative functions, (2) the cost savings resulting from the elimination the need to differentiate the Funds in the marketplace, where two substantially similar Oppenheimer funds could create the potential for confusion among investors and financial advisors, limiting the sales potential of both Funds, and (3) the cost savings resulting from the elimination of preparation, printing, and mailing of prospectuses and shareholder reports.

      The Boards considered that both Funds have the same investment adviser, general distributor and transfer agent, and that the Investment Advisory
Agreements, General Distributor's Agreements, and transfer agency Service
Agreements are substantially similar for both Funds, except that for Quest
International Value Fund, the Investment Advisory Agreement excludes administration services provided under a separate Administration Services
Agreement, and the transfer agency services agreement fee schedules have been amended to reduce rates.  The Boards also considered that International Value
Fund has adopted a Service Plan for Class A shares that is in the same format as the reimbursement plan for other Oppenheimer fund Class A shares.  The
Boards noted that Quest International Value Fund was one of the former Quest funds and has a Distribution and Service Plan for Class A shares with both an asset-based sales charge, as well as a service fee, each of which may be at an annual rate up to 0.25% of the average annual net assets of Class A shares.  The Boards considered that the Board of Quest International Value
Fund had set the asset based sales charge rate at 0% and that both Funds currently have only service fees of 0.25% of the average annual net assets of
Class A shares. The Boards also considered that each Fund's share classes pay the same distribution and/or service fees, under their respective distribution and/or service plans, for Class B, Class C and Class N shares.
Additionally, the Boards considered that both Funds offer investors similar purchasing options and services, both Funds offer Class A, Class B, Class C,
Class N and Class Y shares, and that both Funds' sales charge arrangements are the same for Class A, Class B, Class C, and Class N shares.

      The Boards also considered the terms and conditions of the
Reorganization, including that there would be no sales charge imposed in effecting the Reorganization and that the Reorganization is expected to be a tax-free reorganization.  The Board also considered that OFI had agreed to pay reorganization costs.  The Manager has agreed to reimburse the Funds for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Reorganization.  The Manager will be responsible for both Funds' out-of-pocket expenses associated with the Reorganization, including outside legal and accounting fees, the cost of the tax opinion
(that the Reorganization will not be taxable to shareholders), and shareholder communication costs.  The Manager has estimated total
Reorganization-related costs to be approximately $60,000 for International
Value Fund and approximately $25,000 for Quest International Value Fund.

      The Board of Trustees of International Value Fund concluded that
International Value Fund's participation in the transaction was in the best interests of International Value Fund and that the Reorganization would not result in a dilution of the interests of existing shareholders of
International Value Fund.

      After consideration of the above factors, other considerations, and such information as the Board of Trustees of International Value Fund deemed relevant, the Board, including the Trustees/Directors who are not "interested persons" (as defined in the Investment Company Act) of Quest International
Value Fund, International Value Fund or the Manager (the "Independent
Directors" or "Independent Trustees"), unanimously approved the
Reorganization and the Reorganization Agreement and voted to recommend its approval by the shareholders of International Value Fund.

      The Board of Directors of Quest International Value Fund determined that the Reorganization was in the best interests of Quest International
Value Fund and its shareholders and that no dilution would result to those shareholders.  Quest International Value Fund shareholders do not vote on the
Reorganization.  The Board of Directors on behalf of Quest International
Value Fund, including the Independent Directors, unanimously approved the
Reorganization and the Reorganization Agreement.

      Neither Fund's Board members are required to attend the shareholder meeting nor do they plan to attend the meeting.

      For the reasons discussed above, the Board, on behalf of International
Value Fund, recommends that you vote FOR the Reorganization Agreement.  If shareholders of International Value Fund do not approve the Reorganization
Agreement, the Reorganization will not take place.

What should I know about Class A, Class B, Class C, Class N and Class Y
Shares of Quest International Value Fund?

      Upon consummation of the Reorganization, Class A, Class B, Class C,
Class N and Class Y shares of Quest International Value Fund will be distributed to shareholders of Class A, Class B, Class C, Class N and Class Y
shares of International Value Fund, respectively, in connection with the
Reorganization. The shares of Quest International Value Fund will be recorded electronically in each shareholder's account. Quest International Value Fund will then send a confirmation to each shareholder.

      The rights of shareholders under Quest International Value Fund's
Articles of Incorporation and International Value Fund's Declaration of Trust
are substantially similar.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

      Both International Value Fund and Quest International Value Fund have certain additional fundamental investment restrictions that can only be changed with shareholder approval. Generally, these investment restrictions are similar between the Funds.  Please see the Statements of Additional
Information for each Fund for descriptions of those investment restrictions, which are incorporated by reference into this combined Prospectus and Proxy
Statement and the Statement of Additional Information dated September 17,
2008, related to this Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

      The description of certain other key features of the Funds is set forth below.  More detailed information is available in each Fund's Prospectus and
Statement of Additional Information, which are incorporated herein by reference.

Management of the Funds

      The Boards of both Funds are responsible for protecting the interests of each Fund's shareholders under Massachusetts or Maryland law (as applicable), and other relevant laws.  For a listing of the Quest
International Value Fund's Board of Directors and biographical information, please refer to the Statement of Additional Information dated February 28,
2008, as supplemented April 28, 2008, May 12, 2008 and July 1, 2008, which is incorporated by reference into the Statement of Additional Information dated
September 17, 2008, related to this Reorganization.

Investment Management and Fees

      The day-to-day management of the business and affairs of each Fund is the responsibility of the Manager.  Pursuant to each Fund's investment advisory agreement, the Manager acts as the investment adviser for both
Funds, manages the assets of both Funds and makes each Fund's investment decisions.  The Manager employs the Funds' portfolio manager. Both Funds are managed by Dominic Freud, who is primarily responsible for the day-to-day management of each Fund's investments.

      Both Funds obtain investment management services from the Manager that are substantially similar according to the terms of management agreements, except that, for Quest International Value Fund, the management agreement excludes administration services provided under a separate administration services agreement.  The International Value Fund's advisory agreement and
Quest International Value Fund's administration services agreement require the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment. These agreements also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

      Each Fund pays expenses not expressly assumed by the Manager under these agreements. These agreements list examples of expenses paid by each
Fund. The major categories relate to interest, taxes, brokerage commissions, fees to Independent Directors or Independent Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation costs.

      Both investment advisory agreements and in the case of Quest
International Value Fund, administration services agreement, generally provide that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the agreement(s) relate.

      The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies.
The Manager has been an investment adviser since January 1960. The Manager
(including subsidiaries and an affiliate) managed more than $225 billion in assets as of June 30, 2008, including other Oppenheimer funds with more than
6 million shareholder accounts. The Manager is located at 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

      Fee and Expense Comparison (Class A Shares).  The table below shows the current contractual management fee schedule for each of the Funds.  As the surviving fund, Quest International Value Fund's fee schedule would apply on completion of the merger.  In a combined fund with assets over $1 billion, the breakpoint of 0.70% would apply to those assets resulting in a lower effective combined management and administration services fee rate for
International Value Fund's shareholders after the Reorganization.

      Under an administrative services agreement with Quest International
Value Fund, the Manager receives a separate fee at a rate of 0.25% of the first $500 million of average annual net assets and 0.15% of average annual net assets in excess of $500 million.  While the Manager provides similar services to International Value Fund, those services are covered by the investment advisory agreement.  To provide a fair comparison of the fees paid to the Manager by each Fund the chart shows both the advisory fees and the fees paid under the administrative services agreement.

      Effective July 1, 2008, the Manager will voluntarily waive a portion of the Fund's advisory fee so that the effective advisory fee rate for the Fund will not exceed the combined effective advisory fee and administrative fee rates of Quest International Value Fund, measured as of the last business day of the prior month. This voluntary waiver may be withdrawn at any time.

      The contractual management fee rates (including administration services) for the Funds are set forth in the chart below.  The effective fee shown in the chart below is for the one year period ending May 31, 2008.

    --------------------------------------------------------------------------

     International Value Fund       Quest International Value Fund

    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
     Assets (in $      Fee      Assets (in $
     million of                 million of
     average annual            average
     net assets)               annual net     Advisory   Admin.        Combined
                               assets)        Fee        Service Fee    Fee
    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
       Up to 500      0.85%      Up to 500                0.25%      0.85%
    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
      500 - 1,000     0.75%     500 - 1,000      0.60%    0.15%       0.75%

    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
      Over 1,000      0.70%    1,000 - 2,000    0.55%      0.15%      0.70%
    --------------------------------------------------------------------------
    --------------------------------------------------------------------------

      Over 2,000       0.67%*    Over 2,000     0.52%      0.15%      0.67%
    --------------------------------------------------------------------------
    --------------------------------------------------------------------------
     Effective Fee    0.85%                     0.59%      0.20%      0.79%
    --------------------------------------------------------------------------
    *The Manager has voluntarily agreed to waive a portion of the advisory fee so that the advisory fee on the Fund's daily net assets over $2.0 billion is 0.67%. This voluntary waiver may be withdrawn at any time.

Distribution Services

      OFDI acts as the principal underwriter in a continuous public offering of shares of the Funds, but is not obligated to sell a specific number of shares.  International Value Fund has adopted a Service Plan for Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts and makes these payments quarterly, based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund, to pay dealers, brokers, banks and financial institutions for providing personal services and account maintenance to their customers Class A shareholders.  Quest International
Value Fund has adopted a Distribution and Service Plan for Class A shares whereby that Fund pays an asset-based sales charge to the Distributor at an annual rate of up to 0.25% of the average annual net assets of Class A shares
(however, the Board of Directors of Quest International Value Fund has set
the rate at zero) and a service fee of 0.25% of the average annual net assets of Class A shares, to pay dealers, brokers, banks and financial institutions for providing personal services and maintenance of accounts to their Class A shareholders.

      Both Funds have adopted Distribution and Service Plans for Class B,
Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.
Under each Fund's plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.  Both Funds impose a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase.

      The asset-based sales charge and service fees increase Class B and Class
C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of each
Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class
N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from a Fund.
These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the fee tables contained in this combined Prospectus and Proxy Statement because they are not paid by the
Funds.

     "Financial intermediaries" are firms that offer and sell shares of the
Funds to their clients, or provide shareholder services to the Funds, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Funds' shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of a Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of a Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify a Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Funds or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

      Each Fund's Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this combined Prospectus and Proxy Statement.

Transfer Agency and Custody Services

      Both Funds receive shareholder accounting and other clerical services from OppenheimerFunds Services, a division of the Manager, in its capacity as
Transfer Agent and dividend paying agent.  It acts on an annual per-account fee basis for both Funds. The terms of the transfer agency agreement for both
Funds, and of a voluntary undertaking to limit transfer agent fees (to 0.35%
of average daily net assets per fiscal year for each class of both Funds) are substantially similar, except that the transfer agency services agreement fee schedules have been amended to reduce rates for Quest International Value
Fund.  Brown Brothers Harriman & Co., located at 40 Water Street, Boston, MA
02109-3661, acts as custodian for both Funds.  Prior to May 11, 2007,
Citibank, N.A. served as the custodian for both Funds.

Shareholder Rights

      The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the Investment Company Act.

      Under the Investment Company Act, the Funds are required to hold a shareholder meeting if, among other reasons, the numbers of
Directors/Trustees elected by shareholders is less than a majority of the total number of Directors/Trustees, or if they seek to change a fundamental investment policy. The Directors of Quest International Value Fund will call a meeting of shareholders to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding shares. If the Directors receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Director, the Directors will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold in the aggregate the lesser of (1) shares of the Fund valued at $25,000 or more at current offering price, (2) or shares constituting at least 1% of the Fund's outstanding shares. The Directors may also take other action as permitted by the Investment Company Act.

                              VOTING INFORMATION

How do I vote?

      Please take a few moments to complete your proxy ballot promptly. You may vote your shares by completing and signing the enclosed proxy ballot(s)
and mailing the proxy ballot(s) in the postage paid envelope provided.  You also may vote your shares by telephone or via the internet by following the instructions on the attached proxy ballot(s) and accompanying materials.  You may cast your vote by attending the Meeting in person if you are a record owner.

      If you need assistance, have any questions regarding the Proposal or need a replacement proxy ballot, you may contact us toll-free at
1-800-225-5677 (1-800-CALL-OPP).  Any proxy given by a shareholder, whether in writing, by telephone or via the internet, is revocable as described below under the paragraph titled "Revoking a Proxy."

      If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

o     Telephone Voting.  Please have the proxy ballot available and call the number on the enclosed materials and follow the instructions.  After you provide your voting instructions, those instructions will be read back to you and you must confirm your voting instructions before ending the telephone call.  The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

      As the Meeting date approaches, certain shareholders may receive telephone calls from a representative of the solicitation firm (if applicable) if their vote has not yet been received.  Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic instructions from shareholders of International Value Fund.
      Proxies that are obtained telephonically will be recorded in accordance with the procedures discussed herein.  These procedures have been designed to reasonably ensure that the identity of the shareholder providing voting instructions is accurately determined and that the voting instructions of the shareholder are accurately recorded.

      In all cases where a telephonic proxy is solicited, the solicitation firm representative is required to ask for each shareholder's full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received the Proxy Statement and ballot.  If the information solicited agrees with the information provided to the solicitation firm, the solicitation firm representative has the responsibility to explain the process, read the proposal listed on the proxy ballot, and ask for the shareholder's instructions on such proposal.  The solicitation firm representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote.  The solicitation firm representative may read any recommendation set forth in the Proxy
      Statement.  The solicitation firm representative will record the shareholder's instructions.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the solicitation firm immediately if his or her instructions are not correctly reflected in the confirmation.  For additional information, see also the section below titled "Solicitation of Proxies."

o     Internet Voting. You also may vote over the internet by following the instructions in the enclosed materials.  You will be prompted to enter the control number on the enclosed proxy ballot. Follow the instructions on the screen, using your proxy ballot as a guide.

Who is entitled to vote and how are votes counted?

      Shareholders of record of International Value Fund at the close of business on July 9, 2008, (the "Record Date") will be entitled to vote at the
Meeting. On July 9, 2008, there were 13,421,848.692 outstanding shares of
International Value Fund, consisting of 5,587,651.417 Class A shares,
910,688.569 Class B shares, 1,682,462.836 Class C shares and 4,714.542 Class
N shares.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of International Value Fund held on the Record Date.

      The individuals named as proxies on the proxy ballots (or their substitutes) will vote according to your directions if your proxy ballot is received and properly executed, or in accordance with the instructions you provide if you vote by telephone, internet or mail.  You may direct the proxy holders to vote your shares on the proposal by checking the appropriate box
"FOR" or "AGAINST," or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

      The presence in person or by proxy of a majority of International Value
Fund's shares outstanding and entitled to vote constitutes a quorum with respect to the Proposal.  Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for the Proposal.
However, because of the need to obtain a vote of a majority of the shares outstanding and entitled to vote, abstentions will have the same effect as a vote "against" the Proposal.  In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time but no longer than six months from the date of the meeting without further notice.

      The affirmative vote of the holders of a majority (as that term is defined in the Investment Company Act) of the shares of International Value
Fund outstanding and entitled to vote is necessary to approve the
Reorganization Agreement and the transactions contemplated thereby. Under the
Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.  Quest International Value Fund shareholders do not vote on the Reorganization.

      If a quorum is present but sufficient votes to approve the Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their substitutes) may propose and approve one or more adjournments of the Meeting to permit further solicitation of proxies.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned.
The persons named as proxies on the proxy ballots (or their substitutes) will vote the Shares present in person or by proxy (including broker non-votes and abstentions) in favor of such an adjournment if they determine additional solicitation is warranted and in the interests of the Funds' shareholders.

Solicitation of Proxies

      Broker-dealer firms, banks, custodians, nominees and other fiduciaries may be required to forward soliciting material to the beneficial owners of the shares of record on behalf of International Value Fund and to obtain authorization for the execution of proxies.  For those services, they will be reimbursed by the International Value Fund for their reasonable expenses incurred in connection with the proxy solicitation to the extent the Fund would have directly borne those expenses.

      In addition to solicitations by mail, solicitations may be conducted by telephone or email including by a proxy solicitation firm hired at
International Value Fund's expense.  It is expected that a proxy solicitation firm will be hired.  It is estimated that the cost of engaging a proxy solicitation firm would not exceed approximately $33,000, plus any additional costs which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for re-solicitation of votes.  These costs are included in the estimated total
Reorganization-related costs discussed earlier.  Currently, if the Manager determines to retain the services of a proxy solicitation firm on behalf of the Fund, the Manager anticipates retaining The Altman Group, Inc.  Any proxy solicitation firm engaged by the Fund, among other things, will be: (i)
required to maintain the confidentiality of all shareholder information; (ii)
prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.

o     Voting By Broker-Dealers.  Shares owned of record by broker-dealers (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer does not have discretionary power ("broker non-vote") to vote such street account shares on the Proposal under applicable stock exchange rules.  Broker non-votes will not be counted as present nor entitled to vote for purposes of determining a quorum nor will they be counted as votes "for" or "against" the Proposal.  Beneficial owners of street account shares cannot vote at the meeting.  Only record owners may vote at the meeting.

o     Voting by the Trustee for OppenheimerFunds-Sponsored Retirement Plans.
      Shares held in OppenheimerFunds-sponsored retirement accounts for which votes are not received as of the last business day before the Meeting
      Date, will be voted by the trustee for such accounts in the same proportion as shares for which voting instructions from the Fund's other shareholders have been timely received.

Revoking a Proxy

      You may revoke a previously granted proxy at any time before it is exercised by: (1) delivering a written notice to the Fund expressly revoking your proxy, (2) signing and sending to the Fund a later-dated proxy, (3)
telephone or internet or (4) attending the Meeting and casting your votes in person if you are a record owner. Please be advised that the deadline for revoking your proxy by telephone or the internet is 3:00 p.m., Eastern Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

      The Board of Trustees of International Value Fund does not intend to bring any matters before the Meeting other than those described in this combined Prospectus and Proxy Statement. Neither the Board nor the Manager is
aware of any other matters to be brought before the Meeting by others.
Matters not known at the time of the solicitation may come before the
Meeting.  The proxy as solicited confers discretionary authority with respect to such matters that might properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy (or their substitutes) to vote the proxy in accordance with their judgment on such matters.

o     Shareholder Proposals.  The Funds are not required and do not intend to hold shareholder meetings on a regular basis.  Special meetings of shareholders may be called from time to time by either a Fund or the shareholders (for certain matters and under special conditions described in the Funds' Statements of Additional Information).  Under
      the proxy rules of the SEC, shareholder proposals that meet certain conditions may be included in a fund's proxy statement for a particular meeting.  Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of Fund shares either
      (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of the Fund's securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held.
      Another requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been submitted a reasonable time before the Fund began to print and mail this Proxy
      Statement in order to be included in this Proxy Statement.  A proposal submitted for inclusion in a Fund's proxy material for the next special meeting after the meeting to which this Proxy Statement relates must be received by the Fund a reasonable time before the Fund begins to print and mail the proxy materials for that meeting. Notice of shareholder proposals to be presented at the Meeting must have been received within a reasonable time before the Fund began to mail this Proxy Statement.
      The fact that the Fund receives a proposal from a qualified shareholder in a timely manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

o     Shareholder Communications to the Board.  Shareholders who desire to communicate generally with the Board should address their
      correspondence to the Board of Directors or the Board of Trustees of
      the applicable Fund and may submit their correspondence by mail to the
      Fund at 6803 South Tucson Way, Centennial, CO 80112, attention
      Secretary of the Fund; and if the correspondence is intended for a particular Director/Trustee, the shareholder should so indicate.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

      Both Funds also file proxy materials, proxy voting reports and other information with the SEC in accordance with the informational requirements of the Securities and Exchange Act of 1934 and the Investment Company Act. These
materials can be inspected and copied at: the SEC's Public Reference Room in
Washington, D.C. (Phone: 1.202.942.8090) or the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

      To avoid sending duplicate copies of materials to households, the Funds mail only one copy of each report to shareholders having the same last name and address on the Funds' records.  The consolidation of these mailings, called "householding," benefits the Funds through reduced mailing expenses.
If you want to receive multiple copies of these materials or request householding in the future, you may call the Transfer Agent at
1.800.647.7374.  You may also notify the Transfer Agent in writing at 6803
South Tucson Way, Centennial, Colorado 80112.  Individual copies of prospectuses and reports will be sent to you within 30 days after the
Transfer Agent receives your request to stop householding.

Principal Shareholders

      As of August 28, 2008, the officers and Directors/Trustees of Quest
International Value Fund as a group, owned less than 1% of the outstanding voting shares of any class of that Fund.  As of August 28, 2008, the only persons who owned of record or were known by Quest International Value Fund to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit B.

                           EXHIBITS TO THE COMBINED
                        PROSPECTUS AND PROXY STATEMENT

Exhibits

A.    Form of Agreement and Plan of Reorganization between Oppenheimer
      International Value Fund and Oppenheimer Quest International Value Fund

B.    Principal Shareholders

                                                                     EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of
November 7, 2008, by and between Oppenheimer International Value Fund
("International Value Fund"), a Massachusetts business trust and Oppenheimer
Quest International Value Fund, Inc. ("Quest International Value Fund"), a
Maryland corporation.

                             W I T N E S S E T H:

      WHEREAS, the parties are each open-end investment companies of the management type; and

      WHEREAS, the parties hereto desire to provide for the reorganization pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as
amended (the "Code"), of International Value Fund through the acquisition by
Quest International Value Fund of substantially all of the assets of
International Value Fund in exchange for the voting shares of beneficial interest ("shares") of Class A, Class B, Class C, Class N and Class Y shares of Quest International Value Fund and the assumption by Quest International
Value Fund of certain liabilities of International Value Fund, which Class A,
Class B, Class C, Class N and Class Y shares of Quest International Value
Fund are to be distributed by International Value Fund pro rata to its shareholders in complete liquidation of International Value Fund and complete cancellation of its shares;

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

      1.    The  parties  hereto  hereby  adopt  this  Agreement  and  Plan of
Reorganization (the "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The  reorganization  will be comprised of the  acquisition  by Quest
International  Value Fund of substantially  all of the assets of International
Value  Fund in  exchange  for Class A,  Class B,  Class C, Class N and Class Y
shares  of  Quest  International  Value  Fund  and  the  assumption  by  Quest
International  Value Fund of certain  liabilities of International Value Fund, followed  by the  distribution  of such Class A, Class B, Class C, Class N and
Class Y shares of Quest  International  Value  Fund to the  Class A,  Class B,
Class C,  Class N and Class Y  shareholders  of  International  Value  Fund in exchange  for their  Class A,  Class B, Class C, Class N and Class Y shares of
International  Value Fund,  all upon and subject to the terms of the Agreement hereinafter set forth.

      The share transfer books of International Value Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by
International Value Fund; redemption requests received by International Value
Fund after that date shall be treated as requests for the redemption of the shares of Quest International Value Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

      2.    On the Closing Date (as hereinafter defined), all of the assets of International Value Fund on that date, excluding a cash reserve (the "Cash
Reserve") to be retained by International Value Fund sufficient in its discretion for the payment of the expenses of International Value Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 10E, shall be delivered as provided in Section 8 to Quest
International Value Fund, in exchange for and against delivery to
International Value Fund on the Closing Date of a number of Class A, Class B,
Class C, Class N and Class Y shares of Quest International Value Fund, having an aggregate net asset value equal to the value of the assets of
International Value Fund so transferred and delivered.

      3.    The net asset value of Class A, Class B, Class C, Class N and
Class Y shares of Quest International Value Fund and the value of the assets of International Value Fund to be transferred shall in each case be determined as of the close of business of The New York Stock Exchange on the
Valuation Date.  The computation of the net asset value of the Class A, Class
B, Class C, Class N and Class Y shares of Quest International Value Fund and the Class A, Class B, Class C, Class N and Class Y shares of International
Value Fund shall be done in the manner used by Quest International Value Fund and International Value Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses.  The methods used by Quest International Value Fund in such computation shall be applied to the valuation of the assets of International Value Fund to be transferred to Quest International Value Fund.

      International  Value  Fund  may  declare  and  pay,  on or  prior to the
Valuation  Date, a dividend or  dividends  which,  together  with all previous such dividends,  shall have the effect of distributing to International  Value
Fund's  shareholders  all of  International  Value Fund's  investment  company taxable  income  for  taxable  years  ending on or prior to the  Closing  Date
(computed  without  regard to any  dividends  paid) and all of its net capital gain,  if any,  realized  in taxable  years  ending on or prior to the Closing
Date (after reduction for any capital loss carry-forward).

      4.    The  closing   (the   "Closing")   shall  be  at  the  offices  of
OppenheimerFunds,  Inc.  (the  "Agent"),  6803 S. Tucson Way,  Centennial,  CO
80112,  on such time or such other place as the parties  may  designate  or as provided  below (the "Closing  Date").  The business day preceding the Closing
Date is herein referred to as the "Valuation Date."

      In the event that on the  Valuation  Date either party has,  pursuant to the  Investment  Company Act of 1940,  as amended  (the  "Act"),  or any rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

      5.    In conjunction  with the Closing,  International  Value Fund shall distribute  on a pro rata basis to the  shareholders  of  International  Value
Fund as of the  Valuation  Date Class A, Class B, Class C, Class N and Class Y
shares of Quest  International Value Fund received by International Value Fund on the Closing Date in exchange for the assets of International  Value Fund in complete  liquidation  of  International  Value  Fund;  for the purpose of the distribution by  International  Value Fund of Class A, Class B, Class C, Class
N and Class Y shares of Quest  International Value Fund to International Value
Fund's  shareholders,  Quest  International Value Fund will promptly cause its transfer  agent to:  (a)  credit an  appropriate  number of Class A,  Class B,
Class C, Class N and Class Y shares of Quest  International  Value Fund on the books of Quest  International  Value  Fund to each  Class A, Class B, Class C,
Class N and Class Y  shareholder  of  International  Value Fund in  accordance with a list (the "Shareholder  List") of International Value Fund shareholders received from International  Value Fund; and (b) confirm an appropriate number of  Class  A,  Class  B,  Class  C,  Class  N and  Class  Y  shares  of  Quest
International  Value Fund to each Class A, Class B, Class C, Class N and Class
Y shareholder of International Value Fund.

      The Shareholder List shall indicate,  as of the close of business on the
Valuation  Date,  the name and address of each  shareholder  of  International
Value Fund,  indicating  his or her share  balance.  International  Value Fund agrees to supply the Shareholder  List to Quest  International  Value Fund not
later  than  the  Closing  Date.  Shareholders  of  International  Value  Fund
holding  certificates  representing  their  shares  shall not be  required  to
surrender   their    certificates   to   anyone   in   connection   with   the
reorganization.  After the Closing  Date,  however,  it will be necessary  for such  shareholders  to  surrender  their  certificates  in  order  to  redeem, transfer  or pledge  the shares of Quest  International  Value Fund which they received.

      6.    Within one year after the Closing Date,  International  Value Fund shall (a) either pay or make  provision for payment of all of its  liabilities and taxes,  and (b)  either  (i)  transfer  any  remaining  amount of the Cash
Reserve  to Quest  International  Value  Fund,  if such  remaining  amount (as reduced by the  estimated  cost of  distributing  it to  shareholders)  is not material (as defined below) or (ii)  distribute  such remaining  amount to the
shareholders  of  International   Value  Fund  on  the  Valuation  Date.  Such
remaining  amount  shall  be  deemed  to  be  material  if  the  amount  to be distributed,  after deduction of the estimated  expenses of the  distribution, equals or exceeds one cent per share of  International  Value Fund outstanding on the Valuation Date.

      7.    Prior to the Closing Date,  International  Value Fund's  portfolio shall be analyzed to ensure that the  requisite  percentage  of  International
Value Fund's  portfolio  meets Quest  International  Value  Fund's  investment policies and  restrictions  so that,  after the Closing,  Quest  International
Value  Fund will be in  compliance  with all of its  investment  policies  and restrictions.  At the  Closing,  International  Value  Fund  shall  deliver to
Quest  International  Value  Fund  two  copies  of a list  setting  forth  the securities  then  owned  by  International  Value  Fund.  Promptly  after  the
Closing,  International  Value Fund shall  provide Quest  International  Value
Fund a list setting forth the respective federal income tax bases thereof.

      8.    Portfolio  securities  or  written  evidence  acceptable  to Quest
International  Value Fund of record ownership  thereof by The Depository Trust
Company  or  through  the  Federal  Reserve  Book  Entry  System  or any other depository  approved by  International  Value Fund  pursuant to Rule 17f-4 and
Rule 17f-5 under the Act shall be endorsed and  delivered,  or  transferred by appropriate transfer or assignment  documents,  by International Value Fund on the Closing Date to Quest  International  Value Fund, or at its direction,  to its  custodian  bank,  in proper  form for  transfer in such  condition  as to constitute good delivery  thereof in accordance with the custom of brokers and shall be  accompanied  by all necessary  state  transfer  stamps,  if any. The cash delivered  shall be in the form of certified or bank cashiers'  checks or
by  bank  wire  or  intra-bank   transfer   payable  to  the  order  of  Quest
International  Value Fund for the account of Quest  International  Value Fund.
Class A, Class B,  Class C, Class N and Class Y shares of Quest  International
Value Fund  representing  the number of Class A, Class B, Class C, Class N and
Class Y shares of Quest  International  Value Fund being delivered against the assets of  International  Value Fund,  registered in the name of International
Value Fund,  shall be transferred to  International  Value Fund on the Closing
Date. Such shares shall thereupon be assigned by  International  Value Fund to its shareholders so that the shares of Quest  International  Value Fund may be distributed as provided in Section 5.

      If, at the Closing Date, International Value Fund is unable to make delivery under this Section 8 to Quest International Value Fund of any of its
portfolio securities or cash for the reason that any of such securities purchased by International Value Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or International Value Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and International Value Fund will deliver to Quest International Value
Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Quest International Value Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Quest International Value Fund.

      9.    Quest  International  Value Fund shall not assume the  liabilities
(except  for  portfolio  securities  purchased  which have not settled and for shareholder  redemption  and dividend  checks  outstanding)  of  International
Value Fund,  but  International  Value Fund will,  nevertheless,  use its best efforts to discharge all known liabilities,  so far as may be possible,  prior to the Closing  Date.  The cost of printing  and mailing the proxies and proxy statements  will be borne by  International  Value Fund.  International  Value
Fund  and  Quest  International  Value  Fund  will  bear  the  cost  of  their respective  tax  opinion.  Any  documents  such as  existing  prospectuses  or annual  reports  that are  included in that  mailing  will be at a cost to the
Fund  issuing  the  document.   Any  other  out-of-pocket  expenses  of  Quest
International  Value Fund and  International  Value Fund  associated with this reorganization,  including legal, accounting and transfer agent expenses, will be borne by  International  Value  Fund and Quest  International  Value  Fund,
respectively, in the amounts so incurred by each.

      10.   The obligations of Quest  International Value Fund hereunder shall be subject to the following conditions:

      A.    The Board of  Trustees  of  International  Value  Fund  shall have
authorized  the  execution  of  the  Agreement,   and  the   shareholders   of
International   Value  Fund  shall  have   approved  the   Agreement  and  the
transactions  contemplated  hereby,  and  International  Value Fund shall have furnished  to Quest  International  Value Fund copies of  resolutions  to that effect certified by the Secretary or the Assistant  Secretary of International
Value Fund; such shareholder  approval shall have been by the affirmative vote required by the  Massachusetts  Law and its charter documents at a meeting for which proxies have been  solicited by the Proxy  Statement and  Prospectus (as hereinafter defined).
      B.    Quest International Value Fund shall have received an opinion dated as of the Closing Date from counsel to International Value Fund, to the effect that (i) International Value Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of
Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform the Agreement; and (ii) that all action necessary to make the Agreement, according to its terms, valid, binding and enforceable on International Value Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by
International Value Fund.  Massachusetts counsel may be relied upon for this opinion.

C.    The representations and warranties of International Value Fund contained herein shall be true and correct at and as of the Closing Date, and
Quest International Value Fund shall have been furnished with a certificate of the President, or a Vice President, or the Secretary or the Assistant
Secretary or the Treasurer or the Assistant Treasurer of International Value
Fund, dated as of the Closing Date, to that effect.

D.    On the Closing Date, International Value Fund shall have furnished to
Quest International Value Fund a certificate of the Treasurer or Assistant
Treasurer of International Value Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to International Value Fund as of the Closing Date.

      E.    The cash reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of International Value Fund at the close of business on the Valuation Date.

F.    A Registration Statement on Form N-14 filed by Quest International
Value Fund under the Securities Act of 1933, as amended (the "1933 Act"), containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

      G.    On the Closing Date, Quest International Value Fund shall have received a letter from a senior officer in the Legal Department of
OppenheimerFunds, Inc. acceptable to Quest International Value Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of International Value Fund arising out of litigation brought against International Value Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of International Value Fund delivered to Quest International Value Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

      H.    Quest International Value Fund shall have received an opinion, dated as of the Closing Date, of Kramer Levin Naftalis & Frankel LLP, to the
same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.    Quest International Value Fund shall have received at the Closing all of the assets of International Value Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

   11.      The  obligations of  International  Value Fund hereunder  shall be subject to the following conditions:

      A.    The Board of Directors of Quest International Value Fund shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Quest International Value Fund shall have furnished to International Value Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Quest International Value Fund.

      B.    International Value Fund's shareholders shall have approved the
Agreement and the transactions contemplated hereby, by an affirmative vote required by Massachusetts law and its charter documents and International
Value Fund shall have furnished Quest International Value Fund copies of resolutions to that effect certified by the Secretary or an Assistant
Secretary of International Value Fund.

      C.    International Value Fund shall have received an opinion dated as of the Closing Date from counsel to Quest International Value Fund, to the effect that (i) Quest International Value Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with full powers to carry on its business as then being conducted and to enter into and perform the Agreement; (ii) all actions necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Quest International Value Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Quest
International Value Fund, and (iii) the shares of Quest International Value
Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable. Maryland counsel may be relied upon for this opinion.

      D.    The representations and warranties of Quest International Value
Fund contained herein shall be true and correct at and as of the Closing
Date, and International Value Fund shall have been furnished with a certificate of the President, a Vice President or the Secretary or the
Assistant Secretary or the Treasurer or the Assistant Treasurer of the Trust
to that effect dated as of the Closing Date.

      E.    International Value Fund shall have received an opinion of Kramer
Levin Naftalis & Frankel LLP to the effect that the federal tax consequences of the transaction, if carried out in the manner outlined in the Agreement and in accordance with (i) International Value Fund's representation that there is no plan or intention by any International Value Fund shareholder who owns 5% or more of International Value Fund's outstanding shares, and, to
International Value Fund's best knowledge, there is no plan or intention on the part of the remaining International Value Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Quest International Value
Fund shares received in the transaction that would reduce International Value
Fund shareholders' ownership of Quest International Value Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding International Value Fund shares as of the same date, and (ii) the representation by International Value Fund that, as of the Closing Date, International Value Fund will qualify as a regulated investment company or will meet the diversification test of Section
368(a)(2)(F)(ii) of the Code, will be as follows:

a.    The transactions contemplated by the Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1) of the
Code, and under the regulations promulgated thereunder.

b.    International Value Fund and Quest International Value Fund will each qualify as a "party to a reorganization" within the meaning of Section
368(b)(2) of the Code.

c.    No gain or loss will be recognized by the shareholders of International
Value Fund upon the distribution of Class A, Class B, Class C, Class N and
Class Y shares of beneficial interest in Quest International Value Fund to the shareholders of International Value Fund pursuant to Section 354 of the
Code.

d.    Under Section 361(a) of the Code no gain or loss will be recognized by
International Value Fund by reason of the transfer of substantially all its assets in exchange for Class A, Class B, Class C, Class N and Class Y shares of Quest International Value Fund.

e.    Under Section 1032 of the Code no gain or loss will be recognized by
Quest International Value Fund by reason of the transfer of substantially all of International Value Fund's assets in exchange for Class A, Class B, Class
C, Class N and Class Y shares of Quest International Value Fund and Quest
International Value Fund's assumption of certain liabilities of International
Value Fund.

f.    The shareholders of International Value Fund will have the same tax basis and holding period for the Class A, Class B, Class C, Class N and Class
Y shares of beneficial interest in Quest International Value Fund that they receive as they had for International Value Fund shares that they previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

g.    The securities transferred by International Value Fund to Quest
International Value Fund will have the same tax basis and holding period in the hands of Quest International Value Fund as they had for International
Value Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

      F. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of International Value Fund at the close of business on the Valuation Date.

      G. A Registration Statement on Form N-14 filed by Quest International
Value Fund under the 1933 Act, containing a preliminary form of the Proxy
Statement and Prospectus, shall have become effective under the 1933 Act.

      H. On the Closing Date, International Value Fund shall have received a letter from a senior officer in the Legal Department of OppenheimerFunds,
Inc. acceptable to International Value Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of
Quest International Value Fund arising out of litigation brought against
Quest International Value Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Quest International Value Fund delivered to
International Value Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

I.    International Value Fund shall acknowledge receipt of the Class A,
Class B, Class C, Class N and Class Y shares of Quest International Value
Fund.

   12.      International Value Fund hereby represents and warrants that:

A.    The audited financial statements of International Value Fund as of
April 30, 2008 and unaudited financial statements as of October 31, 2007 heretofore furnished to Quest International Value Fund, present fairly the financial position, results of operations, and changes in net assets of
International Value Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from April 30, 2008 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of International Value
Fund, it being agreed that a decrease in the size of International Value Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

B.    Contingent upon approval of the Agreement and the transactions contemplated thereby by International Value Fund's shareholders,
International Value Fund has authority to transfer all of the assets of
International Value Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.    The Prospectus, as amended and supplemented, contained in International
Value Fund's Registration Statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

D.    There is no material contingent liability of International Value Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of International Value Fund, threatened against International Value Fund, not reflected in such Prospectus;
E.    Except for the Agreement, there are no material contracts outstanding to which International Value Fund is a party other than those ordinary in the conduct of its business;

F.    International Value Fund is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the
Commonwealth of Massachusetts; and has all necessary and material Federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and International Value Fund is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

G.    All Federal and other tax returns and reports of International Value
Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of
International Value Fund no such return is currently under audit and no assessment has been asserted with respect to such returns; and

H.    International Value Fund has elected that International Value Fund be treated as a regulated investment company and, for each fiscal year of its operations, International Value Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and International Value Fund intends to meet such requirements with respect to its current taxable year.

13.   Quest International Value Fund hereby represents and warrants that:

A.    The audited financial statements of Quest International Value Fund as of November 30, 2007 and unaudited financial statements as of May 31, 2008 heretofore furnished to International Value Fund, present fairly the financial position, results of operations, and changes in net assets of Quest
International Value Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from May 31, 2008 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of Quest International
Value Fund, it being understood that a decrease in the size of Quest
International Value Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus, as amended and supplemented, contained in Quest
International Value Fund's Registration Statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

C.    Except for this Agreement, there is no material contingent liability of
Quest International Value Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Quest
International Value Fund, threatened against Quest International Value Fund, not reflected in such Prospectus;

D.    There are no material contracts outstanding to which Quest
International Value Fund is a party other than those ordinary in the conduct of its business;

E.    Quest International Value Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; Quest
International Value Fund has all necessary and material Federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; the Class A, Class B, Class C, Class N and
Class Y shares of Quest International Value Fund which it issues to
International Value Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable, will conform to the description thereof contained in Quest International Value Fund's
Registration Statement and will be duly registered under the 1933 Act and in the states where registration is required; and Quest International Value Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

F.    All federal and other tax returns and reports of Quest International
Value Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Quest International Value Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Quest
International Value Fund ended November 30, 2007 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

      G.    Quest International Value Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations,
Quest International Value Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Quest International Value Fund intends to meet such requirements with respect to its current taxable year;

      H.    Quest  International  Value Fund has no plan or  intention  (i) to dispose of any of the assets  transferred by  International  Value Fund, other than in the ordinary  course of business,  or (ii) to redeem or reacquire  any of the Class A, Class B,  Class C, Class N and Class Y shares  issued by it in the reorganization other than pursuant to valid requests of shareholders; and

      I. After consummation of the transactions contemplated by the
Agreement, Quest International Value Fund intends to operate its business in a substantially unchanged manner.

      14.   Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Proxy Statement and
Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year.
Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party.  Quest International Value Fund hereby represents to and covenants with International Value Fund that, if the reorganization becomes effective, Quest International Value Fund will treat each shareholder of
International Value Fund who received any of Quest International Value Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of Quest International Value Fund received by such shareholder for the purpose of making additional investments in shares of
Quest International Value Fund, regardless of the value of the shares of
Quest International Value Fund received.

      15.   Quest International Value Fund agrees that it will prepare and file a Registration Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by
Rule 145 under the 1933 Act.  The final form of such proxy statement and prospectus is referred to in the Agreement as the "Proxy Statement and
Prospectus."  Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection.  International Value Fund covenants and agrees to liquidate and dissolve under the laws of the
Commonwealth of Massachusetts, following the Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

      16.    The obligations of the parties shall be subject to the right of either party to abandon and terminate the Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement, provided, however, that in the event that a party shall terminate this Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      17.   The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to the
Agreement shall not be assignable.

      18.   All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract between the parties hereto.  No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

      19.   Quest International Value Fund understands that the obligations of International Value Fund under the Agreement are not binding upon any
Trustee or shareholder of International Value Fund personally, but bind only
International Value Fund and International Value Fund's property. Quest
International Value Fund represents that it has notice of the provisions of the Declaration of Trust of International Value Fund disclaiming shareholder and trustee liability for acts or obligations of International Value Fund.

      IN WITNESS  WHEREOF,  each of the parties has caused the Agreement to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                              OPPENHEIMER INTERNATIONAL VALUE FUND

                              By:   ___________________
                                        Robert G. Zack
                                        Secretary

                              OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                              By:   __________________
                                    Robert G. Zack
                                    Secretary

                                                                   EXHIBIT B

                            PRINCIPAL SHAREHOLDERS

      Principal Shareholders of Quest International Value Fund. As of August
28, 2008, the only persons who owned of record or were known by Quest
International Value Fund to own beneficially 5% or more of any class of the outstanding shares of Quest International Value Fund were:

      Oppenheimer International Diversified Fund, Attn:  FPA Trade Settle
      (2-FA), 6803 S Tucson Way, Centennial, CO  80112-3924,which owned
      14,758,901.958 of Class A shares (43.51% of Class A shares then outstanding).

      MLPF&S for the sole benefit of its customers, Attn: Fund Admin., 4800
      Deer Lake Dr. E., Floor 3, Jacksonville, FL 32246-6484, which owned
      194,778.977 of Class C shares (6.20% of Class C shares then outstanding).

      MLPF&S for the sole benefit of its customers, Attn: Fund Admin., 4800
      Deer Lake Dr. E., Floor 3, Jacksonville, FL 32246-6484, which owned
      68,191.775 of Class N shares (8.04% of Class N shares then outstanding).

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT
                                      OF
               OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                    PART B

                         Acquisition of the Assets of
                     OPPENHEIMER INTERNATIONAL VALUE FUND

                       By and in exchange for Shares of
               OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

      This Statement of Additional Information (the "SAI") to this Prospectus and Proxy Statement relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer International Value Fund
("International Value Fund") for Class A, Class B, Class C, Class N and Class
Y shares of Oppenheimer Quest International Value Fund, Inc. ("Quest
International Value Fund") (the "Reorganization").

      This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional
Information of International Value Fund dated August 27, 2008, (ii) the
Statement of Additional Information of Quest International Value Fund dated
February 28, 2008, as supplemented April 28, 2008, May 12, 2008 and July 1,
2008; (iii) the annual report of International Value Fund dated April 30,
2008, which includes audited financial statements of International Value Fund for the 12-month period ended April 30, 2008 and management's discussion of fund performance; (iv) the annual report of Quest International Value Fund dated November 30, 2007, which includes audited financial statements for the
12-month period ended November 30, 2007 and management's discussion of fund performance and (v) the semi-annual report of Quest International Value Fund dated May 31, 2008, which includes unaudited financial statements for the
6-month period ended May 31, 2008.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and Proxy Statement dated September 17, 2008, relating to the Reorganization. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.647.1963, by visiting the website at
www.oppenheimerfunds.com or by writing OppenheimerFunds Services at P.O. Box
5270, Denver, Colorado 80217. The date of this SAI is September 17, 2008.

                        PRO FORMA FINANCIAL STATEMENTS

      Shown below are pro forma financial statements for the combined Quest
International Value Fund, assuming the Reorganization had been consummated as of May 31, 2008.  The first table presents pro forma Statements of Assets and
Liabilities for the combined Quest International Value Fund. The second table presents pro forma Statements of Operations for the combined Quest
International Value Fund. The third table presents a pro forma Statement of
Investments for the combined Quest International Value Fund.

      The pro forma Statement of Investments and Statement of Assets and
Liabilities reflect the financial position of International Value Fund and
Quest International Value Fund at May 31, 2008.  The pro forma statement of operations reflects the results of operations of International Value Fund and
Quest International Value Fund for the year ended May 31, 2008.  The pro forma combined financial statements may not necessarily be representative of what the actual combined financial statements would have been had the
Reorganization occurred at May 31, 2008.  The historical cost of investment securities will be carried forward to the surviving entity and results of operations of International Value Fund for pre-combination periods will not be restated.  The pro forma statement of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the
Statements of Additional Information for each Fund.

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2008
(UNAUDITED)
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND AND OPPENHEIMER INTERNATIONAL VALUE
FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

ASSETS:
Investments, at value - see accompanying statement of
investments:
   Unaffiliated Companies (cost $854,839,223 and
      $244,589,630)                                      $  896,422,007     $239,111,058                      $1,135,533,065
   Affiliated Companies (cost $133,065,503 and
      $1,403,044)                                            97,779,624        1,403,044                          99,182,668
Cash                                                            196,551               --                             196,551
Foreign Cash (cost $1,141,274 and $219,368)                   1,200,924          234,669                           1,435,593
Unrealized appreciation on foreign currency contracts            31,579               --                              31,579
Receivables and other assets:
   Investments sold                                           5,701,155               --                           5,701,155
   Shares of beneficial interest sold                           170,606          111,034                             281,640
   Interest/Dividends                                         9,059,448        2,199,019                          11,258,467
   Other                                                        418,709           89,566                             508,275
                                                         --------------     ------------                      --------------
Total assets                                              1,010,980,603      243,148,390                       1,254,128,993
                                                         --------------     ------------                      --------------
LIABILITIES:
Bank overdraft                                                       --          226,353                             226,353
Bank overdraft - foreign currencies (cost $0 and $0)                 --               --                                  --
Return of collateral for securities loaned                   55,462,700       14,313,950                          69,776,650
Unrealized depreciation on foreign currency contracts         2,875,147          633,023                           3,508,170
Payables and other liabilities:
   Investments purchased                                      2,376,067          555,287                           2,931,354
   Shares of beneficial interest redeemed                     2,154,526          524,942                           2,679,468
   Distributions and service plan fees                          200,366           54,193                             254,559
   Trustees'/Directors' fees                                    143,606           15,910                             159,516
   Shareholder communications                                    40,910           34,949                              75,859
   Transfer and shareholder servicing agent fees                 81,643           31,800                             113,443
   Foreign capital gains tax                                     30,136            2,266                              32,402
   Other                                                        129,037           36,368                             165,405
                                                         --------------     ------------             ---      --------------
Total liabilities                                            63,494,138       16,429,041              --          79,923,179
                                                         --------------     ------------             ---      --------------
NET ASSETS                                               $  947,486,465     $226,719,349              --      $1,174,205,814
                                                         ==============     ============             ===      ==============
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest               $      499,059     $     13,741                      $      512,800
Additional paid-in capital                                  961,438,728      234,577,050                       1,196,015,778
Accumulated net investment income                            15,263,291        4,561,950                          19,825,241
Accumulated net realized loss from investments and
   foreign currency transactions                            (33,149,110)      (6,330,284)                        (39,479,394)
Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies              3,434,497       (6,103,108)                         (2,668,611)
                                                         --------------     ------------             ---      --------------
NET ASSETS                                               $  947,486,465     $226,719,349              --      $1,174,205,814
                                                         ==============     ============             ===      ==============

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2008
(UNAUDITED)
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND AND OPPENHEIMER INTERNATIONAL VALUE
FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based
   on net assets of $835,993,543, $95,381,669, and
   $931,375,212 and 43,615,612, 5,761,635, and
   48,591,882 shares of beneficial interest
   outstanding for Oppenheimer Quest International
   Value Fund, Oppenheimer International Value Fund
   and combined Oppenheimer Quest International Value
   Fund, respectively)                                       $19.17             $16.55                           $19.17(1)
Maximum offering price per share (net asset value
   plus sales charge of 5.75%
   of offering price)                                        $20.34             $17.56                           $20.34(1)
Class B Shares:
Net asset value and redemption price per share (based
   on net assets of $34,829,539, $15,630,948, and
   $50,460,487 and 1,979,354, 959,833, and 2,867,657
   shares of beneficial interest outstanding for
   Oppenheimer Quest International Value Fund,
   Oppenheimer International Value Fund and combined
   Oppenheimer Quest International Value Fund,
   respectively)                                             $17.60             $16.29                           $17.60(1)
Class C Shares:
Net asset value and redemption price per share (based
   on net assets of $59,196,286, $28,874,312, and
   $88,070,598 and 3,385,910, 1,774,321, and
   5,037,463 shares of beneficial interest
   outstanding for Oppenheimer Quest International
   Value Fund, Oppenheimer International Value Fund
   and combined Oppenheimer Quest International Value
   Fund, respectively)                                       $17.48             $16.27                           $17.48(1)
Class N Shares:
Net asset value and redemption price per share (based
   on net assets of $17,467,097, $76,982, and
   $17,544,079 and 925,067, 4,669, and 929,144 shares
   of beneficial interest outstanding for Oppenheimer
   Quest International Value Fund, Oppenheimer
   International Value Fund and combined Oppenheimer
   Quest International Value Fund, respectively)             $18.88             $16.49                           $18.88(1)
Class Y Shares:
Net asset value and redemption price per share (based
   on net assets of $0, $86,755,438, and $86,755,438
   and 0, 5,240,449, and 4,526,221 shares of
   beneficial interest outstanding for Oppenheimer
   Quest International Value Fund, Oppenheimer
   International Value Fund and combined Oppenheimer
   Quest International Value Fund, respectively)                N/A             $16.55                           $19.17(1)

(1)  Oppenheimer International Value Fund Class A shares will be exchanged for
     Oppenheimer Quest International Value Fund Class A shares.

     Oppenheimer International Value Fund Class B shares will be exchanged for
     Oppenheimer Quest International Value Fund Class B shares.

     Oppenheimer International Value Fund Class C shares will be exchanged for
     Oppenheimer Quest International Value Fund Class C shares.

     Oppenheimer International Value Fund Class N shares will be exchanged for
     Oppenheimer Quest International Value Fund Class N shares.

     Oppenheimer International Value Fund Class Y shares will be exchanged for
     Oppenheimer Quest International Value Fund Class Y shares.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2008
(UNAUDITED)

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND AND OPPENHEIMER INTERNATIONAL VALUE
FUND

                                                                                                                 PROFORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding
      taxes of $2,821,451, $599,845 and $3,421,296)       $33,227,216        $7,676,561                         $40,903,777
   Affiliated companies (net of foreign withholding
      taxes of $27,658, $0 and $27,658)                     2,046,703           296,978                           2,343,681
Interest                                                      480,932            91,250                             572,182
Portfolio lending fees                                        750,904           158,452                             909,356
Other income                                                   13,819             2,025                              15,844
                                                          -----------        ----------                         -----------
Total income                                               36,519,574         8,225,266                          44,744,840
                                                          -----------        ----------                         -----------
EXPENSES:
Management fees                                             6,612,501         1,906,653      (682,903)(1)         7,836,251
Distribution and service plan fees:
   Class A                                                    516,435           296,961                             813,396
   Class B                                                    479,365           208,229                             687,594
   Class C                                                    750,090           374,739                           1,124,829
   Class N                                                    102,538                54                             102,592
Transfer and shareholder servicing agent fees:

   Class A                                                    702,584           231,971                             934,555
   Class B                                                    123,420            61,167                             184,587
   Class C                                                    174,283            79,721                             254,004
   Class N                                                     63,229                71                              63,300
   Class Y                                                         --             2,622                               2,622
Shareholder communications:
   Class A                                                     82,492            48,512                             131,004
   Class B                                                     25,977            11,920                              37,897
   Class C                                                     19,359            13,015                              32,374
   Class N                                                      3,765                 8                               3,773
   Class Y                                                         --                77                                  77
Administrative Fees                                         2,169,359                --       331,437 (1)         2,500,796
Trustees'/Directors' compensation                              74,749             8,177                              82,926
Custodian fees and expenses                                   300,604            46,536                             347,140
Other                                                         213,465            54,084                             267,549
                                                          -----------        ----------      --------           -----------
Total Expenses                                             12,414,215         3,344,517      (351,466)(1)        15,407,266
Less reduction to custodian expenses                          (11,379)           (4,727)                            (16,106)
Less waivers and reimbursements of expenses                   (27,166)           (6,002)                            (33,168)
                                                          -----------        ----------      --------           -----------
Net Expenses                                               12,375,670         3,333,788      (351,466)(1)        15,357,992
                                                          -----------        ----------      --------           -----------

(1)  Decrease due to the elimination of duplicative expenses achieved by merging the funds.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2008
(UNAUDITED)

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

NET INVESTMENT INCOME                                    $  24,143,904      $  4,891,478                       $  29,035,382
                                                         -------------      ------------                       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies (net of foreign cap
         gains tax of $273,654 and $50,154
         respectively)                                     (57,094,958)       (8,072,697)                        (65,167,655)
      Affiliated companies                                  (2,916,818)
   Foreign currency transactions                            31,879,637         4,865,053                          36,744,690
   Closing and expiration of option contracts written          320,144            54,227                             374,371
   Increase from payment by affiliates                              --                --                                  --
                                                         -------------      ------------                       -------------
Net realized loss                                          (27,811,995)       (3,153,417)                        (28,048,594)
                                                         -------------      ------------                       -------------
Net change in unrealized appreciation (depreciation)
on:
   Investments (net of foreign capital gains tax of
      $30,136 and $2,266)                                 (281,247,893)      (58,975,527)                       (340,223,420)
   Translation of assets and liabilities denominated
      in foreign currencies                                 66,063,638        13,779,472                          79,843,110
                                                         -------------      ------------                       -------------
Net change in unrealized appreciation (depreciation)      (215,184,255)      (45,196,055)                       (260,380,310)
                                                         -------------      ------------                       -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                $(218,852,346)     $(43,457,994)                      $(259,393,522)
                                                         =============      ============                       =============

PRO FORMA COMBINING STATEMENTS OF CHANGES FOR THE YEAR ENDED MAY 31, 2008
(UNAUDITED)
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND AND OPPENHEIMER INTERNATIONAL VALUE
FUND

                                                                                                                 PRO FORMA
                                                           OPPENHEIMER                                           COMBINED
                                                              QUEST          OPPENHEIMER                        OPPENHEIMER
                                                          INTERNATIONAL     INTERNATIONAL      PROFORMA     QUEST INTERNATIONAL
                                                           VALUE FUND         VALUE FUND     ADJUSTMENTS        VALUE FUND
                                                        ----------------   ---------------   -----------   ---------------------

OPERATIONS
Net investment income                                    $   24,143,904     $  4,891,478                      $   29,035,382
Net realized loss                                           (27,811,995)      (3,153,417)                        (30,965,412)
Net unrealized change in unrealized appreciation
   (depreciation)                                          (215,184,255)     (45,196,055)                       (260,380,310)
                                                         --------------     ------------                      --------------
Net decrease in net assets resulting from operations       (218,852,346)     (43,457,994)                       (262,310,340)

DIVIDENDS FROM NET INVESTMENT INCOME:
   Class A                                                  (13,082,973)      (1,214,075)                        (14,297,048)
   Class B                                                           --               --                                  --
   Class C                                                      (89,272)         (23,061)                           (112,333)
   Class N                                                     (126,158)             (12)                           (126,170)
   Class Y                                                           --         (560,350)                           (560,350)
                                                         --------------     ------------                      --------------
                                                            (13,298,403)      (1,797,498)                        (15,095,901)
DISTRIBUTIONS FROM NET REALIZED GAIN:
   Class A                                                  (40,286,103)      (5,085,508)                        (45,371,611)
   Class B                                                   (2,085,484)        (829,456)                         (2,914,940)
   Class C                                                   (3,344,707)      (1,484,416)                         (4,829,123)
   Class N                                                     (871,695)             (37)                           (871,732)
   Class Y                                                           --       (1,583,604)                         (1,583,604)
                                                         --------------     ------------                      --------------
                                                            (46,587,989)      (8,983,021)                        (55,571,010)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM BENEFICIAL INTEREST TRANSACTIONS:
   Class A                                                   98,661,054      (23,569,559)                         75,091,495
   Class B                                                  (17,267,488)      (4,961,175)                        (22,228,663)
   Class C                                                  (14,064,003)      (6,182,116)                        (20,246,119)
   Class N                                                     (664,514)          73,975                            (590,539)
   Class Y                                                           --       95,024,634                          95,024,634
                                                         --------------     ------------                      --------------
                                                             66,665,049       60,385,759                         127,050,808
NET ASSETS
Total increase (decrease)                                  (212,073,689)       6,147,246                        (205,926,443)
                                                         --------------     ------------                      --------------
Beginning of period
                                                          1,153,726,518      220,572,103                       1,374,298,621
End of period                                            $  941,652,829     $226,719,349                      $1,168,372,178
                                                         ==============     ============                      ==============

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS    MAY 31, 2008 (UNAUDITED)

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC. AND OPPENHEIMER INTERNATIONAL
VALUE FUND

                                    OPPENHEIMER                                        OPPENHEIMER
                                       QUEST         OPPENHEIMER                          QUEST       OPPENHEIMER
                                   INTERNATIONAL    INTERNATIONAL                     INTERNATIONAL  INTERNATIONAL
                                       VALUE            VALUE          COMBINED        VALUE FUND,       VALUE         COMBINED
                                     FUND, INC.          FUND          PROFORMA            INC.           FUND         PROFORMA
                                       SHARES           SHARES          SHARES            VALUE          VALUE          VALUE
                                   -------------    -------------    -----------      -------------  -------------  --------------

COMMON STOCKS--94.3%
CONSUMER DISCRETIONARY--22.6%
AUTO COMPONENTS--1.3%
Continental AG                          98,005           25,380          123,385      $ 12,382,131   $  3,206,556   $   15,588,687
AUTOMOBILES--5.2%
Bayerische Motoren Werke (BMW) AG      398,387          101,220          499,607        23,496,144      5,969,772       29,465,916
Hyundai Motor Co.                      150,291           40,759          191,050        12,256,147      3,323,874       15,580,021
Toyota Motor Corp.                     258,980           66,380          325,360        13,192,208      3,381,338       16,573,546
                                                                                      ------------   ------------   --------------
                                                                                        48,944,499     12,674,984       61,619,483
                                                                                      ------------   ------------   --------------
HOTELS, RESTAURANTS &
   LEISURE--0.6%
Compass Group plc                      715,054          176,490          891,544         5,311,700      1,311,037        6,622,737
                                   -----------      -----------      -----------      ------------   ------------   --------------
HOUSEHOLD DURABLES--5.4%
Barratt Developments plc             1,369,940          338,230        1,708,170         4,952,539      1,222,752        6,175,291
First Juken Co. Ltd.(1)              2,191,000          415,800        2,606,800         9,248,672      1,755,179       11,003,851
Grande Holdings Ltd. (The)              87,694        1,136,000        1,223,694            21,913        283,858          305,771
Haseko Corp.                        15,412,852        3,924,000       19,336,852        24,854,722      6,327,832       31,182,554
Taylor Wimpey plc                    2,966,658          740,339        3,706,997         4,995,165      1,246,559        6,241,724
Thomson SA                           1,009,290          250,310        1,259,600         6,422,098      1,592,719        8,014,817
                                                                                      ------------   ------------   --------------
                                                                                        50,495,109     12,428,899       62,924,008
                                                                                      ------------   ------------   --------------
LEISURE EQUIPMENT &
   PRODUCTS--0.3%
Sega Sammy Holdings, Inc.              257,726           68,900          326,626         2,661,452        711,508        3,372,960
                                   -----------      -----------      -----------      ------------   ------------   --------------
MEDIA--4.1%
British Sky Broadcasting Group
   plc                                 672,938          166,745          839,683         7,238,329      1,793,561        9,031,890
Societe Television Francaise 1         579,933          149,600          729,533        11,476,318      2,960,441       14,436,759
Vivendi SA                             469,416          124,430          593,846        19,728,793      5,229,591       24,958,384
                                                                                      ------------   ------------   --------------
                                                                                        38,443,440      9,983,593       48,427,033
                                                                                      ------------   ------------   --------------
SPECIALTY RETAIL--2.9%
Aoyama Trading Co.                     338,303           81,073          419,376         6,771,195      1,622,690        8,393,885
Dickson Concepts International
   Ltd.                              9,638,801        2,483,500       12,122,301         7,274,893      1,874,424        9,149,317
Otsuka Kagu Ltd.                       198,675           47,500          246,175         2,374,602        567,729        2,942,331
Signet Group plc                     9,052,067        2,258,980       11,311,047        11,117,391      2,774,390       13,891,781
                                                                                      ------------   ------------   --------------
                                                                                        27,538,081      6,839,233       34,377,314
                                                                                      ------------   ------------   --------------
TEXTILES, APPAREL & LUXURY
   GOODS--2.8%
Aksa Akrilik Kimya Sanayii
   AS(1,2)                           9,412,517        2,137,912       11,550,429        16,835,647      3,823,965       20,659,612
Asics Corp.                            852,423          203,000        1,055,423         9,468,671      2,254,914       11,723,585
                                                                                      ------------   ------------   --------------
                                                                                        26,304,318      6,078,879       32,383,197
                                                                                      ------------   ------------   --------------
CONSUMER STAPLES--5.8%
FOOD & STAPLES RETAILING--1.5%
Tesco plc                            1,749,113          465,396        2,214,509        14,347,841      3,817,608       18,165,449
                                   -----------      -----------      -----------      ------------   ------------   --------------
FOOD PRODUCTS--2.7%
Nestle SA                               51,309           12,687           63,996        25,229,899      6,238,510       31,468,409
                                   -----------      -----------      -----------      ------------   ------------   --------------
PERSONAL PRODUCTS--1.6%
Coreana Cosmetics Co. Ltd.(1,2)      4,457,197          854,874        5,312,071         6,209,483      1,190,956        7,400,439
Pacific Corp.                           75,673           19,909           95,582         9,036,240      2,377,367       11,413,607
                                                                                      ------------   ------------   --------------
                                                                                        15,245,723      3,568,323       18,814,046
                                                                                      ------------   ------------   --------------
ENERGY--7.3%
ENERGY EQUIPMENT & SERVICES--3.0%
Petroleum Geo-Services ASA             529,180          134,500          663,680        15,503,487      3,940,472       19,443,959
Seabird Exploration Ltd.(1,2)        4,724,540        1,169,355        5,893,895        12,682,459      3,138,993       15,821,452
                                                                                      ------------   ------------   --------------
                                                                                        28,185,946      7,079,465       35,265,411
                                                                                      ------------   ------------   --------------
OIL & GAS--4.3%
Eni SpA                                522,991          134,790          657,781        21,301,074      5,489,907       26,790,981
Esso (Thailand) Public Co.
   Ltd.(2)                          10,050,600        2,453,400       12,504,000         3,185,757        777,659        3,963,416

Total SA                               185,104           45,960          231,064        16,152,468      4,010,542       20,163,010
                                                                                      ------------   ------------   --------------
                                                                                        40,639,299     10,278,108       50,917,407
                                                                                      ------------   ------------   --------------
FINANCIALS--21.2%
CAPITAL MARKETS--1.3%
Credit Suisse Group AG                 185,489           47,848          233,337         9,450,195      2,437,735       11,887,930
Ichiyoshi Securities Co. Ltd.          234,648           60,100          294,748         2,381,648        610,008        2,991,656
                                                                                      ------------   ------------   --------------
                                                                                        11,831,843      3,047,743       14,879,586
                                                                                      ------------   ------------   --------------
COMMERCIAL BANKS--6.4%
Anglo Irish Bank Corp.                 669,504          164,044          833,548         8,540,920      2,092,723       10,633,643
Bank of Ireland                      1,976,761          501,493        2,478,254        24,541,138      6,225,947       30,767,085
Credit Agricole SA(3)                  323,448           79,081          402,529         8,559,461      2,092,734       10,652,195
National Bank of Greece SA             129,301           30,825          160,126         7,342,305      1,750,385        9,092,690
Royal Bank of Scotland Group plc
   (The)                             2,455,358          598,864        3,054,222        11,176,655      2,725,996       13,902,651
                                                                                      ------------   ------------   --------------
                                                                                        60,160,479     14,887,785       75,048,264
                                                                                      ------------   ------------   --------------
DIVERSIFIED FINANCIAL
   SERVICES--1.9%
Investor AB, B Shares                  587,953          138,477          726,430        14,624,112      3,444,328       18,068,440
RHJ International Ltd.(2)              266,637           67,704          334,341         3,455,438        877,399        4,332,837
                                                                                      ------------   ------------   --------------
                                                                                        18,079,550      4,321,727       22,401,277
                                                                                      ------------   ------------   --------------
INSURANCE--7.8%
Aegon NV                             1,469,866          359,474        1,829,340        22,537,724      5,511,880       28,049,604
Fondiaria-Sai SpA                    1,137,181          277,742        1,414,923        28,253,494      6,900,557       35,154,051
Swiss Reinsurance Co.                  294,659           72,062          366,721        22,885,724      5,596,948       28,482,672
                                                                                      ------------   ------------   --------------
                                                                                        73,676,942     18,009,385       91,686,327
                                                                                      ------------   ------------   --------------
REAL ESTATE MANAGEMENT &
   DEVELOPMENT--2.7%
COSMOS INITIA Co. Ltd.               3,747,314          973,000        4,720,314        10,841,688      2,815,073       13,656,761
Emperor Entertainment Hotel Ltd.    30,103,693        6,864,000       36,967,693         6,750,658      1,539,230        8,289,888
Eurocastle Investment Ltd.             191,879           47,100          238,979         2,377,175        583,518        2,960,693
Shanghai Forte Land Co. Ltd.        16,097,281        3,861,000       19,958,281         5,466,215      1,311,094        6,777,309
                                                                                      ------------   ------------   --------------
                                                                                        25,435,736      6,248,915       31,684,651
                                                                                      ------------   ------------   --------------
THRIFTS & MORTGAGE FINANCE--1.1%
Paragon Group Cos. plc               5,554,314        1,343,350        6,897,664        10,507,448      2,541,300       13,048,748
                                   -----------      -----------      -----------      ------------   ------------   --------------
HEALTH CARE--6.2%
HEALTH CARE PROVIDERS &
   SERVICES--1.3%
Mediceo Paltac Holdings Co. Ltd.       641,502          164,360          805,862        11,780,951      3,018,412       14,799,363
                                   -----------      -----------      -----------      ------------   ------------   --------------
PHARMACEUTICALS--4.9%
GlaxoSmithKline plc                    679,341          172,616          851,957        14,984,474      3,807,454       18,791,928
Sanofi-Aventis SA                      216,054           53,520          269,574        16,103,717      3,989,146       20,092,863
Takeda Pharmaceutical Co. Ltd.         258,761           62,900          321,661        15,044,048      3,656,929       18,700,977
                                                                                      ------------   ------------   --------------
                                                                                        46,132,239     11,453,529       57,585,768
                                                                                      ------------   ------------   --------------
INDUSTRIALS--10.4%
AEROSPACE & DEFENSE--1.2%
Safran SA(2,3)                         519,979          125,216          645,195        11,349,615      2,733,098       14,082,713
                                   -----------      -----------      -----------      ------------   ------------   --------------
AIRLINES--3.6%
Deutsche Lufthansa AG                  398,473          101,409          499,882        10,290,693      2,618,920       12,909,613
Jazz Air Income Fund                 2,027,898          510,400        2,538,298        15,266,382      3,842,383       19,108,765
Turk Hava Yollari Anonim
   Ortakligi(2)                      1,475,458          384,100        1,859,558         7,989,845      2,079,964       10,069,809
                                                                                      ------------   ------------   --------------
                                                                                        33,546,920      8,541,267       42,088,187
                                                                                      ------------   ------------   --------------
COMMERCIAL SERVICES &
   SUPPLIES--1.9%
Corporate Express                      381,514           96,300          477,814         5,027,262      1,268,958        6,296,220
Sperian Protection(3)                  101,262           26,140          127,402        13,045,686      3,367,643       16,413,329
                                                                                      ------------   ------------   --------------
                                                                                        18,072,948      4,636,601       22,709,549
                                                                                      ------------   ------------   --------------
CONSTRUCTION & ENGINEERING--1.9%
Joongang Construction Co.
   Ltd.(1,2)                           572,265          139,290          711,555         9,500,249      2,312,372       11,812,621
Vinci SA(3)                            112,233           28,360          140,593         8,456,150      2,136,773       10,592,923
                                                                                      ------------   ------------   --------------
                                                                                        17,956,399      4,449,145       22,405,544
                                                                                      ------------   ------------   --------------
MARINE--0.8%
Evergreen Marine Corp.               8,335,000        2,083,000       10,418,000         7,357,288      1,838,660        9,195,948
                                   -----------      -----------      -----------      ------------   ------------   --------------
TRADING COMPANIES &
   DISTRIBUTORS--0.2%
Wolseley plc                           191,434           47,290          238,724         2,085,668        515,223        2,600,891
                                   -----------      -----------      -----------      ------------   ------------   --------------
TRANSPORTATION
   INFRASTRUCTURE--0.8%
Master Marine AS(1,2,4)              3,258,500          619,900        3,878,400         8,140,504      1,548,657        9,689,161

Master Marine AS(1,2,4)                 93,700           22,000          115,700           234,085         54,961          289,046
                                                                                      ------------   ------------   --------------
                                                                                         8,374,589      1,603,618        9,978,207
                                                                                      ------------   ------------   --------------
INFORMATION TECHNOLOGY--9.3%
COMMUNICATIONS EQUIPMENT--1.5%
Nokia Oyj                              487,819          133,150          620,969        13,899,150      3,793,767       17,692,917
SunCorp Technologies Ltd.(2)        13,942,758        3,032,000       16,974,758           287,649         62,552          350,201
                                                                                      ------------   ------------   --------------
                                                                                        14,186,799      3,856,319       18,043,118
                                                                                      ------------   ------------   --------------
COMPUTERS & PERIPHERALS--5.0%
Fujitsu Ltd.                         1,779,036          450,237        2,229,273        14,474,177      3,663,113       18,137,290
Gemalto NV(2)                          307,637           77,070          384,707        10,529,285      2,637,823       13,167,108
Japan Digital Laboratory Co. Ltd.    1,576,162          403,800        1,979,962        21,769,037      5,577,052       27,346,089
                                                                                      ------------   ------------   --------------
                                                                                        46,772,499     11,877,988       58,650,487
                                                                                      ------------   ------------   --------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS--1.5%
A&D Co. Ltd.                           817,223          219,000        1,036,223         8,274,504      2,217,407       10,491,911
Nichicon Corp.                         720,970          159,600          880,570         6,209,835      1,374,661        7,584,496
                                                                                      ------------   ------------   --------------
                                                                                        14,484,339      3,592,068       18,076,407
                                                                                      ------------   ------------   --------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                            219,931           51,270          271,201        11,907,268      2,775,805       14,683,073
                                   -----------      -----------      -----------      ------------   ------------   --------------
MATERIALS--3.8%
CHEMICALS--1.0%
Arkema(3)                              148,615           37,912          186,527         9,493,344      2,421,772       11,915,116
                                   -----------      -----------      -----------      ------------   ------------   --------------
METALS & MINING--2.8%
Arcelor                                134,643           35,005          169,648        13,336,942      3,467,389       16,804,331
Hindalco Industries Ltd.(2)          2,846,000          671,700        3,517,700        12,890,962      3,042,466       15,933,428
                                                                                      ------------   ------------   --------------
                                                                                        26,227,904      6,509,855       32,737,759
                                                                                      ------------   ------------   --------------
TELECOMMUNICATION SERVICES--7.0%
DIVERSIFIED TELECOMMUNICATION
   SERVICES--4.9%
Cable & Wireless plc(5)              1,506,772          373,595        1,880,367         4,903,978      1,215,912        6,119,890
France Telecom SA(3)                   468,120          116,091          584,211        14,320,160      3,551,315       17,871,475
Telecom Italia SpA                   8,510,900        2,108,210       10,619,110        15,067,992      3,732,448       18,800,440
Telefonos de Mexico SA de CV,
   Cl. L                             5,748,316        1,523,090        7,271,406        11,886,883      3,149,582       15,036,465
                                                                                      ------------   ------------   --------------
                                                                                        46,179,013     11,649,257       57,828,270
                                                                                      ------------   ------------   --------------
WIRELESS TELECOMMUNICATION
   SERVICES--2.1%
KDDI Corp.                               1,449              374            1,823        10,047,610      2,593,379       12,640,989
Vodafone Group plc                   3,021,289          775,968        3,797,257         9,710,474      2,493,974       12,204,448
                                                                                      ------------   ------------   --------------
                                                                                        19,758,084      5,087,353       24,845,437
                                                                                      ------------   ------------   --------------
UTILITIES--0.7%
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)       147,642           36,840          184,482         6,890,522      1,719,342        8,609,864
                                   -----------      -----------      -----------      ------------   ------------   --------------
Total Common Stocks (Cost
   $878,731,942, Cost
   $226,499,221, Combined
   $1,105,231,163)                                                                     887,977,825    221,552,870    1,109,530,695
                                     PRINCIPAL        PRINCIPAL       PRINCIPAL
                                       AMOUNT           AMOUNT          AMOUNT
                                   -------------    -------------    -----------

CORPORATE BONDS & NOTES--1.2%
AED Oil Ltd., 6.50% Cv. Unsec.
   Unsub. Nts., 2/23/12(4)         $ 9,654,000      $ 1,846,000      $11,500,000         8,640,330      1,652,170       10,292,500
Master Marine AS, 6% Cv. Nts.,
   6/1/10(4)                        15,126,000 NOK    2,874,000 NOK   18,000,000 NOK     2,969,718        564,258        3,533,976
                                                                                      ------------   ------------   --------------
Total Corporate Bonds & Notes
   (Cost $13,229,835, Cost
   $2,527,321, Combined
   $15,757,156)                                                                         11,610,048      2,216,428       13,826,476
                                       UNITS            UNITS           UNITS
                                   -------------    -------------    -----------

RIGHTS, WARRANTS AND
   CERTIFICATES--0.0%
Royal Bank of Scotland Group plc
   (The) Rts., Exp. 6/6/08 (Cost
   $0, Cost $0, Combined $0)                 0          140,159          140,159                 0         77,740           77,740

                                       SHARES           SHARES          SHARES
                                   -------------    -------------    -----------

STRUCTURED SECURITIES--0.5%
Morgan Stanley & Co.
   International plc, Ryanair
   Holdings plc Equity Linked
   Securities, 1/14/10 (Cost
   $5,551,724, Cost $1,249,138,
   Combined $6,800,862)              1,000,000          225,000        1,225,000         4,222,533        950,070        5,172,603
                                   -----------      -----------      -----------      ------------   ------------   --------------
INVESTMENT COMPANY--3.1%
Oppenheimer Institutional Money
   Market Fund, Cl. E, 2.70%1,6
   (Cost $34,928,525, Cost
   $1,403,044, Combined
   $36,331,569)                     34,928,525        1,403,044       36,331,569        34,928,525      1,403,044       36,331,569
                                                                                      ------------   ------------   --------------
Total Investments, at Value
   (excluding Investments
   Purchased with Cash Collateral
   from Securities Loaned) (Cost
   $932,442,026, Cost
   $231,678,724, Combined
   $1,164,120,750)                                                                     938,738,931    226,200,152    1,164,939,083
                                     PRINCIPAL        PRINCIPAL       PRINCIPAL
                                       AMOUNT           AMOUNT         AMOUNT
                                   -------------    -------------    -----------

INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES
   LOANED--5.9%
Repurchase agreement (Principal
   Amount/Value $30,000,000,
   with a maturity value of
   $30,006,438) with Barclays
   Capital, 2.575%, dated
   5/30/08, to be repurchased at
   $30,006,438 on 6/2/08,
   collateralized by Private
   Label CMOs and (Principal
   Amount/Value $25,462,700, with
   a maturity value of
   $25,467,644) with Barclays
   Capital, 2.33%, dated 5/30/08,
   to be repurchased at
   $25,467,644 on 6/2/08,
   collateralized by U.S. Agency
   Mortgages, 0%-7.25%,
   6/13/08-11/20/56, with a value
   of $57,471,967                  $55,462,700      $         0      $55,462,700        55,462,700              0       55,462,700

Repurchase agreement (Principal
   Amount/Value $4,000,000, with
   a maturity value of
   $4,000,858) with Barclays
   Capital, 2.33%, dated 5/30/08,
   to be repurchased at
   $4,000,858 on 6/2/08,
   collateralized by Private
   Label CMOs and (Principal
   Amount/Value $10,313,950, with
   a maturity value of
   $10,315,953) with Barclays
   Capital, 2.33%, dated 5/30/08,
   to be repurchased at
   $10,315,953 on 6/2/08,
   collateralized by U.S. Agency
   Mortgages, 0%-7.25%,
   6/13/08-11/20/56, with a value
   of $14,720,234                  $         0      $14,313,950      $14,313,950                 0     14,313,950       14,313,950
                                                                                      ------------   ------------   --------------
Total Investments Purchased with
   Cash Collateral from
   Securities Loaned (Cost
   $55,462,700, Cost $14,313,950,
   Combined $69,776,650)                                                                55,462,700     14,313,950       69,776,650
                                                                                      ------------   ------------   --------------
TOTAL INVESTMENTS, AT VALUE
   (COST $987,904,726, COST
   $245,992,674, COMBINED
   $1,233,897,400)                       104.9%           101.3%           105.2%      994,201,631    240,514,102    1,234,715,733
                                   -----------      -----------      -----------      ------------   ------------   --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS                                 (4.9)            (1.3)            (5.2)      (46,715,166)   (13,794,753)     (60,509,919)
                                   -----------      -----------      -----------      ------------   ------------   --------------
NET ASSETS                               100.0%           100.0%           100.0%     $947,486,465   $226,719,349   $1,174,205,814
                                   ===========      ===========      ===========      ============   ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK   Norwegian Krone

1.   Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES          GROSS          GROSS         SHARES
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.     MAY 31, 2007     ADDITIONS     REDUCTIONS    MAY 31, 2008
------------------------------------------------     ------------   ------------   ------------   -------------

Aksa Akrilik Kimya Sanayii AS                           9,158,784      1,040,650        786,917     9,412,517
Coreana Cosmetics Co. Ltd.                              4,437,185         20,012             --     4,457,197
First Juken Co. Ltd.                                    1,959,700        231,300             --     2,191,000
Japan Digital Laboratory Co. Ltd.(a)                    1,393,500        344,900        162,238     1,576,162
Joongang Construction Co. Ltd.                            594,665         34,860         57,260       572,265
Master Marine AS                                        3,258,500             --             --     3,258,500
Master Marine AS                                               --         93,800            100        93,700
Oppenheimer Institutional Money Market Fund, Cl. E     52,037,973    434,970,864    452,080,312    34,928,525
Seabird Exploration Ltd.                                2,643,465      2,437,254        356,179     4,724,540
                                                                                      DIVIDEND      REALIZED
                                                                        VALUE          INCOME     GAIN (LOSS)
                                                                    ------------   ------------   ------------

Aksa Akrilik Kimya Sanayii AS                                        $16,835,647    $   24,704    $  (916,270)
Coreana Cosmetics Co. Ltd.                                             6,209,483            --             --
First Juken Co. Ltd.                                                   9,248,672       409,324             --
Japan Digital Laboratory Co. Ltd.(a)                                          --       286,347       (451,892)
Joongang Construction Co. Ltd.                                         9,500,249            --       (185,480)
Master Marine AS                                                       8,140,504            --             --
Master Marine AS                                                         234,085            --             12
Oppenheimer Institutional Money Market Fund, Cl. E                    34,928,525     1,326,328             --
Seabird Exploration Ltd.                                              12,682,459            --     (1,363,188)
                                                                     -----------    ----------    -----------
                                                                     $97,779,624    $2,046,703    $(2,916,818)
                                                                     ===========    ==========    ===========

A. No longer an affiliate as of May 31, 2008.

                                                        SHARES          GROSS          GROSS         SHARES
OPPENHEIMER INTERNATIONAL VALUE FUND                 MAY 31, 2007     ADDITIONS     REDUCTIONS    MAY 31, 2008
------------------------------------                 ------------   ------------   ------------   -------------

Oppenheimer Institutional Money Market Fund, Cl. E     12,054,625    130,511,114    141,162,695     1,403,044
                                                                                                    DIVIDEND
                                                                                       VALUE         INCOME
                                                                                   ------------   ------------

Oppenheimer Institutional Money Market Fund, Cl. E                                  $1,403,044      $296,978

2.   Non-income producing security.

3.   Partial or fully-loaned security.

4.   Illiquid security. The combined aggregate value of illiquid securities as of May 31, 2008 was $23,804,683, which represents 2.03% of the Fund's net assets.

5.   A sufficient amount of securities has been designated to cover outstanding foreign currency contracts.

6.   Rate shown is the 7-day yield as of May 31, 2008.

7.   The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                            CONTRACT
                                             AMOUNT          EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL     (000S)             DATES          VALUE      APPRECIATION   DEPRECIATION
--------------------            --------   ---------       --------------   -----------   ------------   ------------

British Pounds Sterling (GBP)     Sell           283 GBP           6/2/08   $   561,042     $     --      $      172
Canadian Dollar (CAD)             Sell           100 CAD           6/2/08       100,745          387              --
Euro (EUR)                        Sell        59,506 EUR   6/2/08-8/28/08    92,170,860       10,107       2,708,261
Japanese Yen (JPY)                Sell     3,872,942 JPY   6/2/08-8/28/08    36,911,582       16,492         166,620
Mexican Nuevo Peso (MXN)          Sell           846 MXN           6/2/08        81,983           --              94
Norwegian Krone (NOK)             Sell           937 NOK           6/2/08       183,502        2,681              --
Swedish Krona (SEK)               Sell           569 SEK           6/2/08        94,772          393              --
Swiss Franc (CHF)                 Sell           401 CHF           6/2/08       384,463        1,426              --
Thailand Baht (THB)               Sell           676 THB           6/2/08        20,799           93              --
                                                                                            --------      ----------
Total unrealized appreciation
   and depreciation                                                                         $ 31,579      $2,875,147
                                                                                            ========      ==========

OPPENHEIMER INTERNATIONAL VALUE FUND

                                            CONTRACT
                                             AMOUNT          EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL     (000S)             DATE           VALUE      APPRECIATION   DEPRECIATION
--------------------            --------   ----------      --------------   -----------   ------------   ------------

Euro (EUR)                        Sell        12,800 EUR          8/28/08   $19,824,176        $--         $596,144
Japanese Yen (JPY)                Sell       830,000 JPY          8/28/08     7,911,641         --           36,879
                                                                                               ---         --------
Total unrealized depreciation                                                                  $--         $633,023
                                                                                               ===         ========

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
-------------------        ------------   -------

Japan                      $188,192,810     18.9%
France                      158,974,037     16.0
United Kingdom              101,331,662     10.2
United States                90,391,225      9.1
Italy                        64,622,560      6.5
Switzerland                  57,565,818      5.8
Germany                      46,168,968      4.6
Norway                       39,530,253      4.0
Ireland                      37,304,591      3.8
Korea, Republic of South     37,002,119      3.7
The Netherlands              29,942,161      3.0
Turkey                       24,825,492      2.5
Canada                       15,266,382      1.5
Sweden                       14,624,112      1.5
Bermuda                      14,025,551      1.4
Finland                      13,899,150      1.4
India                        12,890,962      1.3
Mexico                       11,886,883      1.2
Australia                     8,640,330      0.9
Taiwan                        7,357,288      0.7
Greece                        7,342,305      0.7
China                         5,466,215      0.6
Belgium                       3,455,438      0.4
Thailand                      3,185,757      0.3
Hong Kong                       309,562      0.0
                           ------------    -----
Total                      $994,201,631    100.0%
                           ============    =====

OPPENHEIMER INTERNATIONAL VALUE FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
------------------------   ------------   -------

Japan                      $ 46,642,370     19.4%
France                       40,190,986     16.7
United Kingdom               25,543,507     10.6
Italy                        16,122,911      6.7
United States                15,716,994      6.5
Switzerland                  14,273,193      5.9
Germany                      11,795,248      4.9
Ireland                       9,268,740      3.9
Norway                        9,247,341      3.8
Korea, Republic of South      9,204,569      3.8
The Netherlands               7,364,357      3.1
Turkey                        5,903,929      2.5
Canada                        3,842,383      1.6
Finland                       3,793,767      1.6
Sweden                        3,444,328      1.4
Bermuda                       3,413,654      1.4
Mexico                        3,149,582      1.3
India                         3,042,466      1.3
Taiwan                        1,838,660      0.8
Greece                        1,750,385      0.7
Australia                     1,652,170      0.7
China                         1,311,094      0.6
Belgium                         877,399      0.4
Thailand                        777,659      0.3
Hong Kong                       346,410      0.1
                           ------------    -----
Total                      $240,514,102    100.0%
                           ============    =====

Reorganization between Oppenheimer International Value Fund and Oppenheimer
Quest International Value Fund, Inc. Notes to Pro Forma Financial Statements May
31, 2008 (Unaudited)

1.  Significant Accounting Policies

     Oppenheimer  International Value Fund (International Value) and Oppenheimer
Quest International Value Fund, Inc. (Quest  International) (each individually a
Fund and  collectively the Funds),  are registered under the Investment  Company
Act of 1940, as amended, as open-end management investment companies.  The Funds investment adviser is OppenheimerFunds, Inc. (the Manager).

     On June 2 and June 16,  2008 the  Boards  of the Funds  approved  a plan of reorganization,  which, subject to approval of the shareholders of International
Value,  will transfer  substantially  all  International  Values assets to Quest
International,  in exchange for an equal value of shares of Quest  International
and  the  assumption  of  certain   liabilities,   if  any,   described  in  the
Reorganization  Agreement.  The  shares  of  Quest  International  will  then be distributed to International  Value  shareholders,  and International Value will subsequently be liquidated. If the Reorganization is approved by shareholders of
International   Value,   shareholders   will  no  longer  be   shareholders   of
International  Value;  instead,  shareholders will become  shareholders of Quest
International.

     The reorganization is intended to qualify as a tax-free  reorganization for
U.S.  federal income tax purposes.  The unaudited pro forma  combined  financial statements are presented for information  purposes and may not be representative of what  the  actual  combined  financial  statements  would  have  been had the reorganization  occurred at May 31, 2008.  The unaudited pro forma  statement of investments  and  statement  of assets and  liabilities  reflect  the  financial position of  International  Value and Quest  International at May 31, 2008 under the  assumption,  which  is  currently  believed  to  be  accurate,  that  Quest
International  investment portfolio will not be realigned in connection with the reorganization. The unaudited pro forma statement of operations and statement of changes  reflect  the results of  operations  of  International  Value and Quest
International  for the twelve month period ended May 31, 2008.  These statements were  derived  from the  books  and  records  of  International  Value and Quest
International  under  generally  accepted  accounting  principles  in the United
States.  The historical  cost of investments  from  International  Value will be carried forward to Quest International.

     The following is a summary of significant  accounting policies consistently followed by the Funds.

     Securities Valuation. The Funds calculate the net asset value of its shares as of the close of the New York Stock  Exchange  (the  Exchange),  normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading.  Securities may be valued  primarily  using  dealer-supplied  valuations or a portfolio  pricing service  authorized  by the  Boards.  Securities  traded  on a  registered  U.S.
securities  exchange  are valued  based on the last sale  price of the  security traded on that  exchange  prior to the time when the Funds  assets  are  valued.
Securities  whose  principal  exchange is NASDAQ are valued based on the closing price reported by NASDAQ prior to the time when the Funds assets are valued.  In the  absence  of a sale,  the  security  is valued at the last sale price on the prior  trading  day,  if it is within  the spread of the  closing  bid and asked prices,  and if not,  at the  closing  bid price.  Securities  traded on foreign exchanges are valued based on the last sale price on the  principal  exchange on which the security is traded,  as identified by the portfolio  pricing  service, prior to the time when the Funds  assets are  valued.  In the absence of a sale, the security is valued at the official closing price on the principal  exchange.
Corporate, government and municipal debt instruments having a remaining maturity in  excess  of sixty  days and all  mortgage-backed  securities,  collateralized mortgage  obligations  and other  asset-backed  securities will be valued at the mean between the bid and asked prices.  Securities  for which market  quotations are not  readily  available  are valued at their fair  value.  Securities  whose values  have  been  materially  affected  by what the  Manager  identifies  as a significant  event  occurring  before the Funds  assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision of the Boards.  Shares of a registered  investment  company that are not traded on an exchange  are valued at the  acquired  investment  companys net asset  value per  share.  Money  market-type  debt  instruments  with  remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity  (amortized cost), which approximates  market value.

     Structured  Securities.  The Funds invest in  structured  securities  whose market  values,  interest  rates  and/or  redemption  prices  are  linked to the performance  of underlying  foreign  currencies,  interest  rate spreads,  stock market indices, prices of individual securities,  commodities or other financial
instruments  or  the  occurrence  of  other  specific  events.   The  structured
securities are often  leveraged,  increasing the volatility of each notes market value  relative  to the change in the  underlying  linked  financial  element or event.  Fluctuations  in value of these  securities  are recorded as  unrealized gains and losses in the accompanying Statement of Operations. The Funds record a realized gain or loss when a structured security is sold or matures.

     Foreign Currency  Translation.  The Funds accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Boards.

     Reported net realized gains and losses from foreign  currency  transactions arise from sales of portfolio  securities,  sales and  maturities  of short-term securities, sales of foreign currencies,  exchange rate fluctuations between the trade  and  settlement  dates on  securities  transactions,  and the  difference between the  amounts of  dividends,  interest,  and  foreign  withholding  taxes recorded  on the  Funds  books and the U.S.  dollar  equivalent  of the  amounts actually  received or paid. Net unrealized  appreciation and depreciation on the translation of assets and liabilities  denominated in foreign  currencies  arise from changes in the values of assets and liabilities,  including  investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency  exchange rates on investments is separately  identified  from the  fluctuations  arising  from  changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds Statement of Operations.

     Investments in Oppenheimer  Institutional  Money Market Fund. The Funds are
permitted to invest daily available cash balances in an affiliated  money market fund.  The Funds may invest the available  cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving
liquidity.   IMMF  is  a  registered  open-end  management  investment  company, regulated as a money market fund under the  Investment  Company Act of 1940,  as amended.  The  Manager  is also  the  investment  adviser  of  IMMF.  The  Funds
investment  in  IMMF  is  included  in  the  Statement  of  Investments.   As  a
shareholder,  the Funds are subject to their proportional share of IMMFs Class E expenses,  including  its  management  fee.  The Manager  will waive fees and/or reimburse  Fund  expenses in an amount  equal to the  indirect  management  fees incurred through the Funds investment in IMMF.

     Repurchase  Agreements.  The  Funds  require  its  custodian  bank  to take possession,  to have legally segregated in the Federal Reserve Book Entry System or to have  segregated  within the  custodians  vault,  all  securities  held as collateral  for  repurchase  agreements.  The market value of the  collateral is required to be sufficient to cover  payments of interest and  principal.  If the seller of the agreement defaults and the value of the collateral declines, or if the seller  enters an  insolvency  proceeding,  realization  of the value of the collateral by the Funds may be delayed or limited.

     Investments  With  Off-Balance  Sheet Risk.  The Funds enter into financial instrument transactions (such as swaps, futures,  options and other derivatives)
that may have  off-balance  sheet  market  risk.  Off-balance  sheet market risk exists when the maximum potential loss on a particular  financial  instrument is greater than the value of such financial  instrument,  as reflected in the Funds
Statement of Assets and Liabilities.

     Allocation of Income,  Expenses,  Gains and Losses. Income, expenses (other than those attributable to a specific class),  gains and losses are allocated on a daily basis to each class of shares based upon the relative  proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

     Federal Taxes.  The Funds intend to comply with  provisions of the Internal
Revenue Code  applicable  to regulated  investment  companies  and to distribute substantially  all of its investment  company taxable income,  including any net realized gain on investments not offset by capital loss  carryforwards,  if any, to  shareholders.  Therefore,  no  federal  income or excise  tax  provision  is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions.  The  statute  of  limitations  on the Funds tax  return  filings generally remain open for the three preceding fiscal reporting period ends.

     Net  investment  income  (loss) and net realized gain (loss) may differ for
financial   statement  and  tax   purposes.   The  character  of  dividends  and
distributions  made  during the fiscal  year from net  investment  income or net realized  gains may differ  from their  ultimate  characterization  for  federal income tax purposes.  Also,  due to timing of dividends and  distributions,  the fiscal year in which amounts are  distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

     Other.   The  preparation  of  financial   statements  in  conformity  with
accounting  principles  generally  accepted  in the  United  States  of  America requires  management to make estimates and assumptions  that affect the reported amounts  of assets and  liabilities  and  disclosure  of  contingent  assets and liabilities at the date of the financial  statements and the reported amounts of increases  and  decreases  in net assets from  operations  during the  reporting period. Actual results could differ from those estimates.

     2. Fees and Other  Transactions with Affiliates  Management Fees. Under the investment advisory agreement,  the Funds pay the Manager a management fee based on the daily net assets of the Funds at an annual rate as shown in the following tables:

International Value Fee Schedule
Up to $500 million                     0.85
%
Next $500 million                      0.75

Over $1.0 billion                      0.70

Quest International Fee Schedule
Up to $1 billion                       0.60
%
Next $1 billion                        0.55

Over $2.0 billion                      0.52

     Administration  Fees. Quest  International pays  administration fees to the
Manager in accordance with the  administration  agreement,  which provides for a fee of 0.25% of the first $500  million  of  average  annual net assets of Quest
International  and 0.15% of average annual net assets in excess of $500 million.
During the twelve months ended May 31, 2008, Quest International paid $2,169,359 to the Manager for administration services.

     Foreign  Currency  Exchange  Contracts  The Funds may  enter  into  foreign currency exchange  contracts  (forward  contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

     Forward  contracts  are reported on a schedule  following  the Statement of
Investments.  Forward  contracts  will be valued  daily  based upon the  closing prices of the forward  currency rates determined at the close of the Exchange as provided  by a  bank,  dealer  or  pricing  service.  The  resulting  unrealized
appreciation   (depreciation)  is  reported  in  the  Statement  of  Assets  and
Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized  appreciation  (depreciation).  At contract close,  the difference  between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Funds include both market and credit risk.  Market risk is the risk that the value of the forward  contract will  depreciate due to unfavorable changes in the exchange rates.  Credit risk arises from the possibility that the counterparty  will default.  If the counterparty  defaults,  the Funds loss will consist of the net amount of  contractual  payments  that the Funds have not yet received.

     As of April 30, 2008, the Funds had no outstanding forward contracts.

Illiquid Securities As of May 31, 2008,  investments in securities included issues that are illiquid.  Investments may be illiquid  because they do not have an active trading  market,  making it difficult to value them or dispose of them promptly  at an  acceptable  price.  The Funds will not invest  more than 10% of their net assets (determined at the time of purchase and reviewed  periodically)
in  illiquid  securities.  Securities  that  are  illiquid  are  marked  with an applicable footnote on the Statement of Investments.

5. Securities Lending

     The  Funds  lend  portfolio  securities  from time to time in order to earn additional  income in the form of fees or  interest  on  securities  received as collateral or the investment of any cash received as  collateral.  The loans are secured by  collateral  (either  securities,  letters of credit,  or cash) in an amount not less than 100% of the market  value of the loaned  securities  during the period of the loan. The market value of the loaned  securities is determined at the close of each  business day and any  additional  required  collateral  is delivered to the Fund on the next business day. If the borrower  defaults on its obligation  to return  the  securities  loaned  because of  insolvency  or other reasons, the Funds could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Funds continue to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment received from the borrower and recognizes the gain or loss in the fair value of the  securities  loaned  that may occur  during the term of the loan.  The Funds  have the right  under  the  lending  agreement  to recover  the  securities  from  the  borrower  on  demand.  As of May 31,  2008,
International  Value and Quest  International  had on loan securities  valued at
$13,799,032  and  $53,339,799,   respectively.  Collateral  of  $14,313,950  and
$55,462,700  was received  for the loans,  all of which all was received in cash and subsequently invested in approved instruments.

                                  PROXY CARD

                     OPPENHEIMER INTERNATIONAL VALUE FUND
  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 7, 2008

The undersigned,  revoking prior proxies,  hereby appoints Brian Wixted, Brian
Szilagyi,  and  Kathleen  Ives,  and each of them,  as  attorneys-in-fact  and proxies of the undersigned,  with full power of  substitution,  to vote shares held  in the  name  of the  undersigned  on the  record  date  at the  Special
Meeting of Shareholders of Oppenheimer  International  Value Fund (the "Fund")
to be  held  at  6803  South  Tucson  Way,  Centennial,  Colorado,  80112,  on
November 7, 2008, at 1:30 P.M.  Mountain Time, or at any adjournment  thereof, upon  the  proposal  described  in the  Notice  of  Meeting  and  accompanying
Prospectus and Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set  forth  on the  reverse  side  of this  proxy  card)  has  been proposed by the Board of Trustees.

When properly  executed,  this proxy will be voted as indicated on the reverse side or "FOR" the proposal if no choice is indicated.  The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.
                                                   Note:   Please   sign  this
                                                  proxy  exactly  as your name
                                                  or  names   appear   hereon.
                                                  Each  joint   owner   should
                                                  sign.   Trustees  and  other
                                                  fiduciaries  should indicate
                                                  the  capacity  in which they
                                                  sign.   If  a   corporation,
                                                  partnership     or     other
                                                  entity,    this    signature
                                                  should  be  that  of a  duly
                                                  authorized   individual  who
                                                  should   state  his  or  her
                                                  title.

                               ______________________________________________
                                         Signature
                                         Date

                               ________________________________________________
                                         Signature (if held jointly)
                                         Date

                               __________________________________________
                                        Title if a corporation,
                                        partnership or other entity

                                 FOLD HERE

YOUR VOTE IS  IMPORTANT,  NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE
SUBMITTING FOR YOUR  CONSIDERATION  IS SIGNIFICANT TO THE FUND AND TO YOU AS A
FUND  SHAREHOLDER.  PLEASE TAKE THE TIME TO READ THE PROXY  STATEMENT AND CAST
YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

                                                           ----------------
1.  Internet:  Log on to  www.myproxyonline.com.           Control Number
    Make  sure to have this proxy card  available when
    you plan to vote  your  shares.  You will  need the  control number and check  digit  found in the box at the
    right at the time you execute your vote.

2.  Touchtone  Simply dial toll-free  1-866-458-9856 and follow   Check Digit:
    Phone:     the  automated  instructions.  Please  have this
               proxy card available at the time of the call.

3.  Mail:      Simply  sign,  date,  and  complete  the reverse
               side of this  proxy  card and  return  it in the
               postage paid envelope provided.

TAGID: "TAG ID"
                                                                CUSIP: "CUSIP"

                                                                    PROXY CARD

                     OPPENHEIMER INTERNATIONAL VALUE FUND
  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 7, 2008

    TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK.  Example: [ ]

    THIS PROXY IS SOLICITED  ON BEHALF OF THE FUND'S  BOARD OF TRUSTEES,  AND
THE PROPOSAL BELOW HAS BEEN PROPOSED BY THE BOARD OF TRUSTEES.

    PROPOSAL:

1.    To   approve   an   Agreement   and  Plan  of   Reorganization   between
      International    Value    Fund   and    Oppenheimer    Quest
      International  Value  Fund,  Inc.SM  ("Quest   International
      Value Fund"),  and the  transactions  contemplated  thereby,
      including:   (a)  the  transfer  of  substantially  all  the
      assets of  International  Value Fund to Quest  International
      Value  Fund in  exchange  for  Class A,  Class  B,  Class C,
      Class N and  Class Y  shares  of Quest  International  Value
      Fund;   (b)   the    distribution   of   shares   of   Quest
      International  Value  Fund  to the  corresponding  Class  A,
      Class  B,  Class  C,  Class N and  Class Y  shareholders  of
      International   Value  Fund  in  complete   liquidation   of
      International  Value Fund; and (c) the  cancellation  of the outstanding  shares of International  Value Fund (all of the foregoing being referred to as the "Proposal").
                              FOR       AGAINST     ABSTAIN

               OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's
Amended and Restated Articles of Incorporation filed as Exhibit 16(1) to this
Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)   (i)  Articles  of  Incorporation  dated  4/4/90:  Previously  filed with
Registrant's initial Registration  Statement on Form N-1A, 5/4/90, and refiled with  Registrant's  Post-Effective  Amendment  No. 18,  3/11/96,  pursuant  to
Regulation S-T and incorporated herein by reference.

      (ii) Articles of Amendment to Articles of  Incorporation  dated 6/11/90:
Previously filed with Registrant's  Post-Effective  Amendment No. 23, 3/29/99,
and incorporated herein by reference.

      (iii) Articles of Amendment to Articles of Incorporation dated 11/1/95:
Previously filed with Registrant's Post-Effective Amendment No. 22, 1/28/99, and incorporated herein by reference.

      (iv) Articles of Amendment to Articles of Incorporation  dated 11/22/95:
Previously filed with Registrant's  Post-Effective  Amendment No. 18, 3/11/96,
and incorporated herein by reference.

      (v)  Articles of Amendment to Articles of  Incorporation  dated  8/4/03, effective  8/29/03:  Previously  filed  with the  Registrant's  Post-Effective
Amendment No. 31, 3/24/05, and incorporated herein by reference.

(2)   (i) By-Laws:  Previously filed with  Registrant's  initial  Registration
Statement on Form N-1A, 5/4/90,  and refiled with Registrant's  Post-Effective
Amendment  No.  18,  3/11/96,  pursuant  to Item 102 of  Regulation  S-T,  and incorporated herein by reference.

      (ii) Amendment  No. 1 to By-Laws  dated  2/4/97:  Previously  filed with
Registrant's  Post-Effective  Amendment  No.  20,  1/20/98,  and  incorporated herein by reference.

      (iii)       Amendment No. 2 to By-Laws dated 7/22/98:  Previously  filed with Registrant's  Post-Effective  Amendment No. 22, 1/28/99, and incorporated herein by reference.

      (iv) Amendment  No.  3  to  By-Laws   10/3/05:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  32,  3/13/06,  and  incorporated herein by reference.

(3)   Not Applicable.

(4)   Not Applicable.

(5)   (i)  Specimen  Class A Share  Certificate:  Previously  filed  with  the
Registrant's  Post-Effective  Amendment  No.  29,  1/23/04,  and  incorporated herein by reference.

      (ii) Specimen  Class B Share  Certificate:  Previously  filed  with  the
Registrant's  Post-Effective  Amendment  No.  29,  1/23/04,  and  incorporated herein by reference.

      (iii)       Specimen Class C Share  Certificate:  Previously  filed with the Registrant's  Post-Effective  Amendment No. 29, 1/23/04,  and incorporated herein by reference.

      (iv) Specimen  Class N Share  Certificate:  Previously  filed  with  the
Registrant's  Post-Effective  Amendment  No.  29,  1/23/04,  and  incorporated herein by reference.

(6)   Amended and Restated Investment Advisory Agreement dated 9/01/07:
Previously filed with the Registrant's Post-Effective Amendment No. 34,
2/28/08, and incorporated herein by reference.

(7)   (i)  General  Distributor's  Agreement dated 11/22/95:  Previously filed with Registrant's  Post-Effective  Amendment No. 18, 3/11/96, and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

      (v)     Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(8)   (i) Compensation Deferral Plan for Eligible Trustees as Amended &
Restated, effective 1/1/08: Previously filed with Post-Effective Amendment
No. 15 to the Registration Statement of Oppenheimer MidCap Fund (Reg. No.
333-31533), ( 2/20/08), and incorporated herein by reference.

     (ii) Amended & Restated Retirement Plan for Non-Interested Trustees and
Directors, effective 11/1/07: Previously filed with Post Effective Amendment No.
15  to  the  Registration   Statement  of  Oppenheimer  MidCap  Fund  (Reg.  No.
333-31533), (2/20/08), and incorporated herein by reference.

(9)   (i)  Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of
Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223), (7/31/07), and
incorporated herein by reference.

      (ii) Amendment No. 1 dated 7/20/07 to the Global Custody Agreement:
Previously filed with Post-Effective Amendment No. 57 to the Registration
Statement of Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223),
(7/31/07), and incorporated herein by reference.

(10)  (i)  Amended and Restated Service Plan and Agreement for Class A shares dated 10/3/05: Previously filed with Registrant's Post-Effective Amendment
No. 32, 3/13/06, and incorporated herein by reference.

(ii)  Amended and Restated Distribution and Service Plan and Agreement for
Class B shares dated 10/3/05: Previously filed with Registrant's
Post-Effective Amendment No. 32, 3/13/06, and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for
Class C shares dated 10/30/5: Previously filed with Registrant's
Post-Effective Amendment No. 32, 3/13/06, and incorporated herein by reference.

(iv)  Amended and Restated Distribution and Service Plan and Agreement for
Class N shares dated 10/3/05: Previously filed with Registrant's
Post-Effective Amendment No. 32, 3/13/06, and incorporated herein by reference.

(v)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/20/08: Previously filed with Post- Effective Amendment No. 6 to the
Registration Statement of Oppenheimer International Value Fund, (Reg.
333-105970), (08/26/08), and incorporated herein by reference.

(11)  Opinion and Consent of Counsel:  Filed herewith.

(12)  Form of Tax Opinion: To be Filed by Amendment.

(13)  Not applicable.

(14)  Independent Registered Public Accounting Firm's Consents:  Filed
      herewith.

(15)  Not applicable.

(16)  Power of Attorney for all Trustees/Directors and Principal
      Officers dated February 5, 2007: Filed herewith.

(17)  Not Applicable.

Item 17. - Undertakings

(1)   The undersigned  registrant  agrees that prior to any public  reoffering of the securities  registered  through the use of a prospectus which is a part of this  registration  statement by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the  Securities  Act [17 CFR
230.145c],  the reoffering  prospectus will contain the information called for by the applicable  registration form for the reofferings by persons who may be deemed  underwriters,  in addition to the information  called for by the other items of the applicable form.

(2)   The undersigned  registrant  agrees that every  prospectus that is filed under  paragraph  (1)  above  will be filed as a part of an  amendment  to the registration  statement and will not be used until the amendment is effective,
and  that,   in   determining   any   liability   under  the  1933  Act,  each
post-effective  amendment shall be deemed to be a new  registration  statement or the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)   The undersigned  registrant agrees to file by post-effective  amendment, upon  closing  of the  merger,  the  tax  opinion  of  counsel  regarding  the transaction  contemplated  by the  Reorganization  Agreement  qualifying  as a tax-free reorganization under the Internal Revenue Code.

                                  SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New
York and State of New York, on the 11th day of September, 2008.

                                 Oppenheimer Quest International Value Fund,
                                 Inc.

                                 By:     John V. Murphy*
                                         John V. Murphy, President,
                                         Principal Executive Officer and
                                         Director

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

Thomas W. Courtney*           Chairman of the               September 11, 2008
Thomas W. Courtney            Board of Directors

John V. Murphy*               President, Principal          September 11, 2008
John V. Murphy                Executive Officer and
                              Director

Brian W. Wixted*              Treasurer, Principal          September 11, 2008
Brian W. Wixted               Financial & Accounting
                              Officer

David K. Downes*              Director                      September 11, 2008
David K. Downes

Robert G. Galli*              Director                      September 11, 2008
Robert G. Galli

Lacy B. Herrmann*             Director                      September 11, 2008
Lacy B. Herrmann

Brian F. Wruble*              Director                      September 11, 2008
Brian F. Wruble

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

              OPPENEHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                     N-14
                          Pre-Effective Amendment #2

                                EXHIBIT INDEX

Exhibit No.             Description

(11)                    Opinion and Consent of Counsel

(14)                    Consents of Independent Registered Public Accounting
Firm

(16)                    Power of Attorney